PHOENIX INVESTMENT PARTNERS
                                SEMIANNUAL REPORT
                                                          APRIL 30, 2001



        -
        -
        ---- DUFF & PHELPS                                Phoenix-Duff & Phelps
        -                                                 Core Bond Fund
        -
        ---- ENGEMANN                                     Phoenix-Engemann
        -                                                 Aggressive Growth
        -                                                 Fund
        -
        -                                                 Phoenix-Engemann
        -                                                 Capital Growth Fund
        -
        ---- GOODWIN                                      Phoenix-Goodwin
        -                                                 High Yield Fund
        -
        -                                                 Phoenix-Goodwin
        -                                                 Money Market Fund
        -
        ---- OAKHURST                                     Phoenix-Oakhurst
                                                          Balanced Fund


[LOGO]  PHOENIX
        INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended April 30, 2001 for the Phoenix-Duff & Phelps Core Bond Fund, Phoenix-Engemann Aggressive Growth Fund, Phoenix-Engemann Capital Growth Fund, Phoenix-Goodwin High Yield Fund, Phoenix-Goodwin Money Market Fund, and Phoenix-Oakhurst Balanced Fund.

  If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574. And, for up-to-date price information and more about your fund, or to make purchases and exchanges, view your account history, order duplicate statements, and print customer service forms anytime, visit www.phoenixinvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

APRIL 30, 2001

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

The Phoenix-Duff & Phelps Core Bond Fund..................................     3
The Phoenix-Engemann Aggressive Growth Fund...............................     9
The Phoenix-Engemann Capital Growth Fund..................................    15
The Phoenix-Goodwin High Yield Fund.......................................    21
The Phoenix-Goodwin Money Market Fund.....................................    30
The Phoenix-Oakhurst Balanced Fund........................................    37
Notes to Financial Statements.............................................    47

PHOENIX-DUFF & PHELPS CORE BOND FUND

                         INVESTMENTS AT APRIL 30, 2001
                                  (UNAUDITED)

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
U.S. GOVERNMENT SECURITIES--9.4%

U.S. TREASURY BONDS--7.4%
U.S. Treasury Bonds 8.75%, 8/15/20......     AAA     $   1,800   $  2,386,030
U.S. Treasury Bonds 6.125%, 8/15/29.....     AAA         6,900      7,119,192
                                                                 ------------
                                                                    9,505,222
                                                                 ------------

U.S. TREASURY NOTES--2.0%
U.S. Treasury Note 5.50%, 5/31/03.......     AAA         2,500      2,555,045
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $12,248,859)                                      12,060,267
-----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED
SECURITIES--35.9%

Fannie Mae 10%, 5/25/04.................     AAA           563        582,435
Fannie Mae 6%, 10/1/14..................     AAA         4,950      4,909,341
Fannie Mae 6.75%, 5/25/19...............     AAA         1,000      1,018,860
Fannie Mae 6.75%, 6/25/21...............     AAA         1,000      1,023,950
Fannie Mae 6%, 5/1/29...................     AAA         2,711      2,617,460
Fannie Mae 6.50%, 7/1/29................     AAA         7,981      7,898,484
Fannie Mae 7%, 3/1/30...................     AAA         1,449      1,461,086
Fannie Mae 6.50%, 5/1/30................     AAA           188        185,790
Fannie Mae 7%, 5/1/30...................     AAA         8,512      8,580,819
Fannie Mae 7.50%, 3/1/31................     AAA         6,045      6,173,463
GNMA 8.50%, '01-'22.....................     AAA           109        113,653
GNMA 8%, 9/15/05........................     AAA            58         59,883
GNMA 8%, 9/15/06........................     AAA             8          8,434
GNMA 6.50%, 9/15/28.....................     AAA         2,217      2,199,602
GNMA 7.50%, 9/15/29.....................     AAA         9,095      9,316,180
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $44,868,978)                                      46,149,440
-----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--1.5%

Freddie Mac 5.875%, 3/21/11.............     AA-         2,000      1,929,440
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,002,920)                                        1,929,440
-----------------------------------------------------------------------------
                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------

ASSET-BACKED SECURITIES--12.3%

Ford Credit Auto Owner Trust 00-E, A4
6.74%, 6/15/04..........................     AAA     $   3,000   $  3,086,347

Green Tree Financial Corp. 98-3, A5
6.22%, 3/1/30...........................     AAA         4,996      5,083,559

PECO Energy Transition Trust 99-A, A6
6.05%, 3/1/09...........................     AAA         4,000      4,032,584

Premier Auto Trust 99-1, A4 5.82%,
10/8/03.................................     AAA         3,590      3,640,659
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $15,165,593)                                      15,843,149
-----------------------------------------------------------------------------

CORPORATE BONDS--20.0%

AUTOMOBILES--1.0%
General Motors Corp. 6.75%, 5/1/28......      A          1,400      1,264,858

BANKS (MONEY CENTER)--2.3%
Citicorp Capital I 7.933%, 2/15/27......      A          3,000      2,959,917

CHEMICALS--1.0%
Du Pont (E.I.) de Nemours & Co. 6.50%
1/15/28.................................     AA-         1,400      1,304,309

COMPUTERS (HARDWARE)--1.1%
International Business Machines Corp.
6.50%, 1/15/28..........................     A+          1,500      1,364,940

CONSUMER FINANCE--1.2%
Ford Motor Credit Co. 7.375%, 2/1/11....      A          1,500      1,536,874

ELECTRIC COMPANIES--2.0%
Progress Energy, Inc. 7.10%, 3/1/11.....     BBB         2,500      2,522,872

ENTERTAINMENT--1.4%
AOL Time Warner, Inc. 7.625%, 4/15/31...    BBB+         1,800      1,804,684

FOODS--2.3%
Campbell Soup Co. 6.75%, 2/15/11........      A          3,000      2,960,901

INVESTMENT BANKING/BROKERAGE--1.8%
Merrill Lynch & Co. 6.50%, 7/15/18......     AA-         2,500      2,329,530

                       See Notes to Financial Statements                       3

Phoenix-Duff & Phelps Core Bond Fund

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
RETAIL (GENERAL MERCHANDISE)--1.1%
Target Corp. 6.35%, 1/15/11.............      A      $   1,500   $  1,483,755

SHIPPING--2.0%
Royal Caribbean Cruises Ltd. 8.75%,
2/2/11..................................    BBB-         2,500      2,531,302
TELECOMMUNICATIONS (LONG DISTANCE)--2.8%
WorldCom, Inc. 8.25%, 5/15/10...........    BBB+         3,500      3,597,283
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $25,502,691)                                      25,661,225
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--9.9%

First Union - Lehman Brothers - Bank of
America 98-C2, A2 6.56%, 11/18/08.......     AAA         2,300      2,339,668
First Union Lehman Brothers Commercial
Mortgage 97-C1, A3 7.38%, 4/18/07(c)....     Aaa         2,500      2,643,029

J.P. Morgan Commercial Mortgage Finance
Corp. 97-C5, A2 7.069%, 9/15/29.........     AAA         3,000      3,116,183
Merrill Lynch Mortgage Investors, Inc.
96-C2, A3 6.96%, 11/21/28...............     AAA         3,000      3,094,955

Morgan Stanley Capital I, 98-WF1, A2
6.55%, 12/15/07.........................     AAA         1,500      1,528,689
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,268,781)                                      12,722,524
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--1.6%

UNITED KINGDOM--1.6%
British Telecom PLC 8.125%, 12/15/10....      A          2,000      2,092,682
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,996,865)                                        2,092,682
-----------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                     ----------  ------------
PREFERRED STOCKS--7.9%

AGENCY NON MORTGAGE-BACKED SECURITIES--7.9%
Home Ownership Funding Corp. II Pfd.
144A 13.338%(b)(d)......................                13,522   $ 10,150,796
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $10,367,873)                                      10,150,796
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.5%
(IDENTIFIED COST $124,422,560)                                    126,609,523
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--1.9%

MONEY MARKET MUTUAL FUNDS--1.9%
State Street Global Advisors Seven Seas
Money Market Fund (4.73% seven day
effective yield)........................             2,482,856      2,482,856
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,482,856)                                        2,482,856
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $126,905,416)                                     129,092,379(a)
Other assets and liabilities, net--(0.4%)                             (476,013)
                                                                  ------------
NET ASSETS--100.0%                                                $128,616,366
                                                                  ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,952,899 and gross depreciation of $3,524,535 for federal income tax purposes. At April 30, 2001, the aggregate cost of securities for federal income tax purpose was $129,664,015.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities amounted to a value of $10,150,796 or 7.9% of net assets.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

4                      See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $126,905,416)                              $129,092,379
Receivables
  Investment securities sold                                     1,606,970
  Interest                                                       1,207,751
  Fund shares sold                                                 830,214
Prepaid expenses                                                       346
                                                              ------------
    Total assets                                               132,737,660
                                                              ------------
LIABILITIES
Payables
  Investment securities purchased                                3,413,682
  Fund shares repurchased                                          507,932
  Transfer agent fee                                                59,088
  Investment advisory fee                                           47,825
  Distribution fee                                                  32,201
  Financial agent fee                                               12,886
  Trustees' fee                                                     10,261
Accrued expenses                                                    37,419
                                                              ------------
    Total liabilities                                            4,121,294
                                                              ------------
NET ASSETS                                                    $128,616,366
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $148,049,436
Undistributed net investment loss                                 (342,694)
Accumulated net realized loss                                  (21,277,339)
Net unrealized appreciation                                      2,186,963
                                                              ------------
NET ASSETS                                                    $128,616,366
                                                              ============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $119,393,788)             13,162,012
Net asset value per share                                            $9.07
Offering price per share $9.07/(1-4.75%)                             $9.52
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $8,666,082)                  959,794
Net asset value and offering price per share                         $9.03
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $556,496)                     61,520
Net asset value and offering price per share                         $9.05

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $ 3,997,934
Dividends                                                         496,663
Security lending                                                    1,995
                                                              -----------
    Total investment income                                     4,496,592
                                                              -----------
EXPENSES
Investment advisory fee                                           286,845
Distribution fee, Class A                                         149,196
Distribution fee, Class B                                          39,036
Distribution fee, Class C                                           1,582
Financial agent fee                                                72,041
Transfer agent                                                    144,199
Printing                                                           48,265
Professional                                                       15,852
Registration                                                       13,184
Trustees                                                           12,273
Custodian                                                           8,087
Miscellaneous                                                       8,878
                                                              -----------
    Total expenses                                                799,438
                                                              -----------
NET INVESTMENT INCOME                                           3,697,154
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                 1,687,649
Net change in unrealized appreciation (depreciation) on
  investments                                                   1,603,310
                                                              -----------
NET GAIN ON INVESTMENTS                                         3,290,959
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 6,988,113
                                                              ===========

                       See Notes to Financial Statements                       5

Phoenix-Duff & Phelps Core Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            4/30/01      Year Ended
                                          (Unaudited)     10/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  3,697,154  $  8,319,370
  Net realized gain (loss)                   1,687,649    (7,503,206)
  Net change in unrealized appreciation
    (depreciation)                           1,603,310     5,596,263
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                6,988,113     6,412,427
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (3,808,840)   (8,117,497)
  Net investment income, Class B              (222,235)     (469,140)
  Net investment income, Class C                (8,773)      (11,835)
  In excess of net investment income,
    Class A                                         --      (808,881)
  In excess of net investment income,
    Class B                                         --       (46,748)
  In excess of net investment income,
    Class C                                         --        (1,179)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (4,039,848)   (9,455,280)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (3,770,441 and 9,588,199 shares,
    respectively)                           34,401,055    84,581,634
  Net asset value of shares issued from
    reinvestment of distributions
    (241,816 and 575,152 shares,
    respectively)                            2,191,579     5,065,820
  Cost of shares repurchased (4,358,553
    and 12,687,945 shares, respectively)   (39,719,389) (112,003,058)
                                          ------------  ------------
Total                                       (3,126,755)  (22,355,604)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (253,921
    and 317,817 shares, respectively)        2,309,923     2,794,067
  Net asset value of shares issued from
    reinvestment of distributions
    (14,654 and 34,346 shares,
    respectively)                              132,239       300,778
  Cost of shares repurchased (173,738
    and 795,578 shares, respectively)       (1,570,897)   (6,993,251)
                                          ------------  ------------
Total                                          871,265    (3,898,406)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (47,919
    and 57,432 shares, respectively)           439,245       509,927
  Net asset value of shares issued from
    reinvestment of distributions
    (769 and 1,317 shares, respectively)         6,960        11,545
  Cost of shares repurchased (12,782 and
    44,326 shares, respectively)              (116,542)     (391,701)
                                          ------------  ------------
Total                                          329,663       129,771
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (1,925,827)  (26,124,239)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS      1,022,438   (29,167,092)
NET ASSETS
  Beginning of period                      127,593,928   156,761,020
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($342,694) AND $0, RESPECTIVELY]      $128,616,366  $127,593,928
                                          ============  ============

6                      See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED OCTOBER 31
                                                    4/30/01       ------------------------------------------------------------
                                                  (UNAUDITED)         2000         1999         1998         1997         1996
Net asset value, beginning of period               $   8.86       $   9.04     $   9.83     $   9.66     $   9.47     $   9.60
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.26(4)        0.59         0.59         0.59         0.55         0.52
  Net realized and unrealized gain (loss)              0.24          (0.16)       (0.78)        0.18         0.17        (0.15)
                                                   --------       --------     --------     --------     --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                 0.50           0.43        (0.19)        0.77         0.72         0.37
                                                   --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.29)         (0.55)       (0.56)       (0.57)       (0.53)       (0.50)
  In excess of net investment income                     --          (0.06)       (0.04)       (0.03)          --           --
                                                   --------       --------     --------     --------     --------     --------
      TOTAL DISTRIBUTIONS                             (0.29)         (0.61)       (0.60)       (0.60)       (0.53)       (0.50)
                                                   --------       --------     --------     --------     --------     --------
Change in net asset value                              0.21          (0.18)       (0.79)        0.17         0.19        (0.13)
                                                   --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $   9.07       $   8.86     $   9.04     $   9.83     $   9.66     $   9.47
                                                   ========       ========     ========     ========     ========     ========
Total return(1)                                        5.67%(3)       4.98%      (1.97)%        8.16%        7.85%        4.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $119,394       $119,734     $144,923     $180,628     $182,250     $208,552
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.21%(2)       1.17%       1.04%         1.00%        0.98%        1.03%
  Net investment income                                5.85%(2)       6.01%       5.62%         5.46%        5.63%        5.55%
Portfolio turnover rate                                  97%(3)        146%        112%          290%         377%         379%

                                                                         CLASS B
                                                ----------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                 YEAR ENDED OCTOBER 31
                                                  4/30/01     --------------------------------------------
                                                (UNAUDITED)     2000      1999      1998     1997     1996
Net asset value, beginning of period              $ 8.82      $ 8.97   $  9.77   $  9.60   $ 9.45   $ 9.58
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      0.23(4)     0.50      0.51      0.52     0.47     0.44
  Net realized and unrealized gain (loss)           0.24       (0.14)    (0.78)     0.18     0.17    (0.14)
                                                  ------      ------   -------   -------   ------   ------
      TOTAL FROM INVESTMENT OPERATIONS              0.47        0.36     (0.27)     0.70     0.64     0.30
                                                  ------      ------   -------   -------   ------   ------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.26)      (0.46)    (0.49)    (0.51)   (0.49)   (0.43)
  In excess of net investment income                  --       (0.05)    (0.04)    (0.02)      --       --
                                                  ------      ------   -------   -------   ------   ------
      TOTAL DISTRIBUTIONS                          (0.26)      (0.51)    (0.53)    (0.53)   (0.49)   (0.43)
                                                  ------      ------   -------   -------   ------   ------
Change in net asset value                           0.21       (0.15)    (0.80)     0.17     0.15    (0.13)
                                                  ------      ------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD                    $ 9.03      $ 8.82   $  8.97   $  9.77   $ 9.60   $ 9.45
                                                  ======      ======   =======   =======   ======   ======
Total return(1)                                     5.31%(3)    4.21%   (2.77)%     7.48%    6.94%    3.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $8,666      $7,633   $11,737   $12,902   $5,321   $4,875
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.96%(2)    1.91%    1.79%      1.75%    1.71%    1.78%
  Net investment income                             5.10%(2)    5.25%    4.89%      4.74%    4.91%    4.79%
Portfolio turnover rate                               97%(3)     146%     112%       290%     377%     379%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average share method.

                       See Notes to Financial Statements                       7

Phoenix-Duff & Phelps Core Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            CLASS C
                                         ----------------------------------------------
                                                                                FROM
                                         SIX MONTHS                           INCEPTION
                                            ENDED              YEAR           10/12/99
                                           4/30/01            ENDED              TO
                                         (UNAUDITED)         10/31/00         10/31/99
Net asset value, beginning of
  period                                    $8.84             $8.99             $8.96
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.22(4)           0.48              0.03
  Net realized and unrealized
    gain (loss)                              0.24             (0.11)             0.03
                                            -----             -----             -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.46              0.37              0.06
                                            -----             -----             -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.25)            (0.47)            (0.03)
  In excess of net investment
    income                                     --             (0.05)               --
                                            -----             -----             -----
      TOTAL DISTRIBUTIONS                   (0.25)            (0.52)            (0.03)
                                            -----             -----             -----
Change in net asset value                    0.21             (0.15)             0.03
                                            -----             -----             -----
NET ASSET VALUE, END OF PERIOD              $9.05             $8.84             $8.99
                                            =====             =====             =====
Total return(1)                              5.25%(3)          4.30%             0.53%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                $556              $226              $101
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.95%(2)          1.91%             1.37%(2)
  Net investment income                      5.11%(2)          5.31%             4.97%(2)
Portfolio turnover rate                        97%(3)           146%              112%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average share method.

8                      See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                         INVESTMENTS AT APRIL 30, 2001
                                  (UNAUDITED)

                                                SHARES       VALUE
                                              ----------  ------------
COMMON STOCKS--83.3%
BIOTECHNOLOGY--3.9%
Abgenix, Inc.(b)........................          50,000  $  1,875,000
COR Therapeutics, Inc.(b)...............         140,000     4,340,000
Gilead Sciences, Inc.(b)................          70,000     3,428,600
IDEC Pharmaceuticals Corp.(b)...........         125,000     6,150,000
                                                          ------------
                                                            15,793,600
                                                          ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.7%
Univision Communications, Inc. Class
A(b)....................................         160,000     6,993,600
COMMUNICATIONS EQUIPMENT--2.7%
CIENA Corp.(b)..........................         100,000     5,506,000
Cosinus Investment Fund II
LLC(b)(c)(e)(f).........................       1,000,000       109,867
Oni Systems Corp.(b)....................          50,000     1,796,500
Tellabs, Inc.(b)........................         100,000     3,511,000
                                                          ------------
                                                            10,923,367
                                                          ------------
COMPUTERS (HARDWARE)--3.0%
Brocade Communications Systems,
Inc.(b).................................         200,000     7,598,000
Juniper Networks, Inc.(b)...............          75,000     4,427,250
                                                          ------------
                                                            12,025,250
                                                          ------------
COMPUTERS (NETWORKING)--1.4%
McDATA Corp.(b).........................         250,000     5,707,500
COMPUTERS (PERIPHERALS)--0.5%
Maxtor Corp.(b).........................         250,000     1,995,000
COMPUTERS (SOFTWARE & SERVICES)--15.2%
Agile Software Corp.(b).................         150,000     2,860,500
Aspsecure.Com Corp.(b)(c)...............         250,000       812,500
BEA Systems, Inc.(b)....................         650,000    26,552,500
Interwoven, Inc.(b).....................         100,000     1,464,000
NetIQ Corp.(b)..........................          40,000     1,174,400
PeopleSoft, Inc.(b).....................         300,000    11,112,000
Smartforce Public Limited Co.(b)........          40,000     1,439,600
Sonus Networks, Inc.....................         150,000     3,819,000
Ulticom, Inc.(b)........................          50,000     1,015,000
VeriSign, Inc.(b).......................         100,000     5,128,000
VERITAS Software Corp.(b)...............         100,000     5,961,000
                                                          ------------
                                                            61,338,500
                                                          ------------
CONSUMER FINANCE--1.1%
Countrywide Credit Industries, Inc......         100,000     4,267,000

                                                SHARES       VALUE
                                              ----------  ------------
ELECTRIC COMPANIES--4.3%
Aquila, Inc.(b).........................          50,000  $  1,515,500
Black Hills Corp........................         100,000     5,137,000
Constellation Energy Group..............         200,000     9,548,000
Edison International(b).................         125,000     1,231,250
                                                          ------------
                                                            17,431,750
                                                          ------------
ELECTRICAL EQUIPMENT--1.7%
Merix Corp.(b)..........................         200,000     3,896,000
Sanmina Corp.(b)........................         100,000     2,915,000
                                                          ------------
                                                             6,811,000
                                                          ------------
ELECTRONICS (INSTRUMENTATION)--1.1%
Nanometrics, Inc.(b)....................          50,000     1,462,500
Rudolph Technologies, Inc.(b)...........          65,000     3,125,850
                                                          ------------
                                                             4,588,350
                                                          ------------
ELECTRONICS (SEMICONDUCTORS)--9.5%
Agere Systems, Inc.(b)..................         400,000     2,800,000
Applied Micro Circuits Corp.(b).........         175,000     4,553,500
Intersil Holding Corp.(b)...............         200,000     6,448,000
Micrel, Inc.(b).........................         250,000     8,490,000
PMC-Sierra, Inc.(b).....................         100,000     4,160,000
Xilinx, Inc.(b).........................         250,000    11,867,500
                                                          ------------
                                                            38,319,000
                                                          ------------
EQUIPMENT (SEMICONDUCTORS)--5.5%
KLA-Tencor Corp.(b).....................         200,000    10,992,000
Lam Research Corp.(b)...................         150,000     4,440,000
Novellus Systems, Inc.(b)...............         125,000     6,893,750
                                                          ------------
                                                            22,325,750
                                                          ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
International Game Technology(b)........          35,000     1,957,550
HEALTH CARE (DIVERSIFIED)--0.6%
IVAX Corp.(b)...........................          60,000     2,403,000
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.4%
Forest Laboratories, Inc.(b)............          50,000     3,057,500
PRAECIS Pharmaceuticals, Inc.(b)........         120,000     2,632,800
                                                          ------------
                                                             5,690,300
                                                          ------------

                       See Notes to Financial Statements                       9

Phoenix-Engemann Aggressive Growth Fund

                                                SHARES       VALUE
                                              ----------  ------------
HEALTH CARE (GENERIC AND OTHER)--4.0%
ALZA Corp.(b)...........................         150,000  $  6,858,000
Barr Laboratories, Inc.(b)..............          65,000     3,766,750
Mylan Laboratories, Inc.................         200,000     5,348,000
                                                          ------------
                                                            15,972,750
                                                          ------------
HEALTH CARE (LONG TERM CARE)--0.6%
Manor Care, Inc.(b).....................         100,000     2,320,000
HEALTH CARE (MANAGED CARE)--2.3%
Health Net, Inc.(b).....................         250,000     5,387,500
Wellpoint Health Networks, Inc.(b)......          40,000     3,930,000
                                                          ------------
                                                             9,317,500
                                                          ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.6%
Affymetrix, Inc.(b).....................         200,000     6,610,000
INVESTMENT BANKING/BROKERAGE--2.9%
Lehman Brothers Holdings, Inc...........         160,000    11,640,000
INVESTMENT MANAGEMENT--0.6%
Stewart (W.P) & Co. Ltd.................         100,000     2,360,000
MANUFACTURING (SPECIALIZED)--1.1%
Jabil Circuit, Inc.(b)..................         150,000     4,356,000
OIL & GAS (DRILLING & EQUIPMENT)--3.7%
Nabors Industries, Inc.(b)..............         190,000    11,327,800
Patterson Energy, Inc.(b)...............         100,000     3,447,000
                                                          ------------
                                                            14,774,800
                                                          ------------
OIL & GAS (EXPLORATION & PRODUCTION)--2.8%
Burlington Resources, Inc...............         100,000     4,721,000
EOG Resources, Inc......................         100,000     4,639,000
Evergreen Resources, Inc.(b)............          50,000     2,127,500
                                                          ------------
                                                            11,487,500
                                                          ------------
RESTAURANTS--1.0%
AFC Enterprises, Inc.(b)................          85,000     2,018,750
O Charleys, Inc.(b).....................         100,000     1,970,000
                                                          ------------
                                                             3,988,750
                                                          ------------
RETAIL (BUILDING SUPPLIES)--1.3%
Lowe's Cos., Inc........................          80,000     5,040,000
RETAIL (COMPUTERS & ELECTRONICS)--0.3%
RadioShack Corp.........................          40,000     1,225,200
RETAIL (SPECIALTY)--2.3%
Bed Bath & Beyond, Inc.(b)..............         175,000     4,956,000

                                                SHARES       VALUE
                                              ----------  ------------
RETAIL (SPECIALTY)--CONTINUED
Cost Plus, Inc.(b)......................          75,000  $  1,785,000
Staples, Inc.(b)........................         150,000     2,440,500
                                                          ------------
                                                             9,181,500
                                                          ------------
SAVINGS & LOAN COMPANIES--1.8%
Golden State Bancorp, Inc...............          70,000     2,086,000
Washington Mutual, Inc..................         100,000     4,993,000
                                                          ------------
                                                             7,079,000
                                                          ------------
SERVICES (COMMERCIAL & CONSUMER)--1.2%
Corporate Executive Board Co.
(The)(b)................................         150,000     4,986,000
TELECOMMUNICATIONS (LONG DISTANCE)--1.7%
Allegiance Telecom, Inc.(b).............         207,000     3,723,930
McLeodUSA, Inc. Class A(b)..............         240,000     2,124,000
Time Warner Telecom, Inc. Class A(b)....          20,000     1,013,000
                                                          ------------
                                                             6,860,930
                                                          ------------
----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $265,951,576)                             335,770,447
----------------------------------------------------------------------
FOREIGN COMMON STOCKS--5.4%
COMPUTERS (SOFTWARE & SERVICES)--1.9%
Precise Software Solutions Ltd.
(Israel)(b).............................         200,000     4,710,000
Verisity Ltd. (Israel)(b)...............         200,000     3,000,000
                                                          ------------
                                                             7,710,000
                                                          ------------
ELECTRICAL EQUIPMENT--1.3%
Flextronics International Ltd.
(Singapore)(b)..........................         200,000     5,378,000
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.8%
Elan Corp. PLC ADR (Ireland)(b).........          75,000     3,761,250
Teva Pharmaceutical Industries Ltd. ADR
(Israel)................................          65,000     3,539,250
                                                          ------------
                                                             7,300,500
                                                          ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Global Crossing Ltd. (Bermuda)(b).......         125,000     1,566,250
----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $16,506,587)                               21,954,750
----------------------------------------------------------------------
PREFERRED STOCKS--0.7%
COMMUNICATIONS EQUIPMENT--0.4%
Metro Optix, Inc. Series B Pfd.(b)(c)...         176,768     1,750,003

10                     See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                                                SHARES       VALUE
                                              ----------  ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
Micro Photonix Series C Pfd.(b)(c)......         237,518  $  1,049,996
----------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $3,250,003)                                 2,799,999
----------------------------------------------------------------------

                                  STANDARD     PAR
                                  & POOR'S    VALUE
                                   RATING     (000)
                                ------------  ------
CONVERTIBLE BONDS--0.5%
COMMUNICATIONS EQUIPMENT--0.5%
Cyras Systems, Inc. Cv. 144A
4.50%, 8/15/05(d).............       NR       $1,250     1,403,125

Kestrel Solutions, Inc. Cv.
144A 5.50%, 7/15/05(d)........       NR       1,000        660,630
------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $2,250,000)                             2,063,755
------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--89.9%
(IDENTIFIED COST $287,958,166)                         362,588,951
------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--9.4%
COMMERCIAL PAPER--8.8%
General Electric Capital Corp.
5.20%, 5/1/01.................      A-1+      1,000      1,000,000
Koch Industries, Inc. 4.68%,
5/1/01........................      A-1+      1,695      1,695,000
Gannett Co., Inc. 4.44%,
5/03/01.......................      A-1       2,500      2,499,383
International Lease Finance
Corp. 4.45%, 5/3/01...........      A-1+      1,140      1,139,718

Exxon Imperial U.S., Inc.
4.52%, 5/4/01.................      A-1+      2,565      2,564,034
Merrill Lynch & Co. 4.50%,
5/11/01.......................      A-1+      1,015      1,013,731
Alcoa, Inc. 4.45%, 5/14/01....      A-1         400        399,357
Alcoa, Inc. 5%, 5/14/01.......      A-1       3,350      3,343,976
                                  STANDARD     PAR
                                  & POOR'S    VALUE
                                   RATING     (000)      VALUE
                                ------------  ------  ------------
COMMERCIAL PAPER--CONTINUED

SBC Communications, Inc.
4.40%, 5/14/01................      A-1+      $ 550   $    549,126

SBC Communications, Inc.
4.94%, 5/14/01................      A-1+      2,500      2,495,540

Delaware Funding Corp. 4.97%,
5/16/01.......................      A-1+      1,180      1,177,557

SBC Communications, Inc.
4.85%, 5/21/01................      A-1+      2,500      2,493,264

Preferred Receivables Funding
Corp. 4.85%, 5/23/01..........      A-1       3,780      3,768,797

Coca-Cola Co. 4.40%,
5/25/01.......................      A-1+        270        269,208

Receivables Capital Corp.
4.42%, 5/25/01................      A-1+      2,500      2,492,633

Cargill, Inc. 5.2%, 6/8/01....      A-1       2,500      2,487,768
Cargill, Inc. 4.85%,
7/13/01.......................      A-1       2,000      1,983,007
Kimberly-Clark Corp. 5.74%,
7/13/01.......................      A-1+      1,030      1,021,311

National Rural Utilities
Cooperative Finance Corp.
5.07%, 9/10/01................      A-1+      3,000      2,954,350
                                                      ------------
                                                        35,347,760
                                                      ------------
FEDERAL AGENCY SECURITIES--0.6%
Fannie Mae Discount Note
5.17%, 5/10/01................                2,415      2,410,582
------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $37,742,028)                           37,758,342
------------------------------------------------------------------

TOTAL INVESTMENTS --99.3%
(IDENTIFIED COST $325,700,194)                        400,347,293(a)
Other assets and liabilities, net--0.7%                 2,961,988
                                                     ------------
NET ASSETS--100.0%                                   $403,309,281
                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $100,396,328 and gross depreciation of $26,645,338 for federal income tax purposes. At April 30, 2001, the aggregate cost of securities for federal income tax purposes was $326,596,303.
(b)  Non-income producing.
(c) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities amounted to a value of $2,063,775 or 0.5% of net assets.
(e)  5% ownership interest in Limited Liability Company.
(f)  Illiquid.

                       See Notes to Financial Statements                      11

Phoenix-Engemann Aggressive Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  including $2,533,087 of securities on loan
  (Identified cost $325,700,194)                              $  400,347,293
Short-term investments held as collateral for loaned
  securities                                                       2,607,113
Cash                                                                   1,650
Receivables
  Investment securities sold                                      12,247,202
  Fund shares sold                                                   296,905
Interest and dividends                                                63,559
Prepaid expenses                                                         490
                                                              --------------
    Total assets                                                 415,564,212
                                                              --------------
LIABILITIES
Payables
  Collateral on securities loaned                                  2,607,113
  Investment securities purchased                                  8,583,888
  Fund shares repurchased                                            473,659
  Payable to adviser                                                  49,137
  Investment advisory fee                                            242,989
  Transfer agent fee                                                 116,170
  Distribution fee                                                    96,676
  Financial agent fee                                                 24,077
  Trustees' fee                                                       10,261
Accrued expenses                                                      50,961
                                                              --------------
    Total liabilities                                             12,254,931
                                                              --------------
NET ASSETS                                                    $  403,309,281
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  399,976,350
Undistributed net investment loss                                 (1,132,743)
Accumulated net realized gain                                    (70,181,425)
Net unrealized appreciation                                       74,647,099
                                                              --------------
NET ASSETS                                                    $  403,309,281
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $363,124,805)               20,739,005
Net asset value per share                                             $17.51
Offering price per share $17.51/(1-5.75%)                             $18.58
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $39,982,016)                 2,449,657
Net asset value and offering price per share                          $16.32
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $202,460)                       12,409
Net asset value and offering price per share                          $16.32

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,823,999
Dividends                                                            288,925
Security lending                                                     133,981
                                                              --------------
    Total investment income                                        2,246,905
                                                              --------------
EXPENSES
Investment advisory fee                                            1,902,476
Distribution fee, Class A                                            547,498
Distribution fee, Class B                                            234,089
Distribution fee, Class C                                                491
Financial agent fee                                                  159,737
Transfer agent                                                       346,854
Printing                                                              86,244
Registration                                                          37,371
Custodian                                                             29,689
Professional                                                          18,340
Trustees                                                              12,273
Miscellaneous                                                         10,262
                                                              --------------
    Total expenses                                                 3,385,324
    Custodian fees paid indirectly                                    (5,676)
                                                              --------------
    Net expense                                                    3,379,648
                                                              --------------
NET INVESTMENT LOSS                                               (1,132,743)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (70,175,175)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (203,122,572)
                                                              --------------
NET LOSS ON INVESTMENTS                                         (273,297,747)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (274,430,490)
                                                              ==============

12                     See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            4/30/01      Year Ended
                                          (Unaudited)     10/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $ (1,132,743) $ (3,240,741)
  Net realized gain (loss)                 (70,175,175)   45,604,732
  Net change in unrealized appreciation
    (depreciation)                        (203,122,572)  128,911,291
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS             (274,430,490)  171,275,282
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A              (40,496,160)  (46,796,438)
  Net realized gains, Class B               (4,567,547)   (3,625,625)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (45,063,707)  (50,422,063)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,991,051 and 9,993,900 shares,
    respectively)                           43,457,012   327,378,390
  Net asset value of shares issued from
    reinvestment of distributions
    (1,812,113 and 1,457,984 shares,
    respectively)                           38,054,375    43,929,051
  Cost of shares repurchased (2,535,683
    and 7,398,322 shares, respectively)    (52,944,593) (240,837,014)
                                          ------------  ------------
Total                                       28,566,794   130,470,427
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (436,417
    and 1,337,382 shares, respectively)      8,735,043    41,681,930
  Net asset value of shares issued from
    reinvestment of distributions
    (218,788 and 119,475 shares,
    respectively)                            4,294,835     3,410,996
  Cost of shares repurchased (341,594
    and 489,090 shares, respectively)       (6,327,273)  (14,862,707)
                                          ------------  ------------
Total                                        6,702,605    30,230,219
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (12,543
    and 0 shares, respectively)                221,953            --
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 0 shares, respectively)                  --            --
  Cost of shares repurchased (134 and 0
    shares, respectively)                       (2,450)           --
                                          ------------  ------------
Total                                          219,503            --
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      35,488,902   160,700,646
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS   (284,005,295)  281,553,865
NET ASSETS
  Beginning of period                      687,314,576   405,760,711
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($1,132,743) AND $0, RESPECTIVELY]    $403,309,281  $687,314,576
                                          ============  ============

                       See Notes to Financial Statements                      13

Phoenix-Engemann Aggressive Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    Class A
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED OCTOBER 31
                                                    4/30/01       ------------------------------------------------------------
                                                  (UNAUDITED)         2000         1999         1998         1997         1996
Net asset value, beginning of period               $  31.99       $  24.54     $  13.72     $  17.20     $  16.84     $  16.51
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.04)         (0.14)(2)    (0.08)(2)    (0.03)       (0.08)(2)    (0.13)(2)
  Net realized and unrealized gain (loss)            (12.35)         10.50        10.90         0.04         2.95         2.64
                                                   --------       --------     --------     --------     --------     --------
      TOTAL FROM INVESTMENT OPERATIONS               (12.39)         10.36        10.82         0.01         2.87         2.51
                                                   --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --             --           --           --           --        (0.02)
  Dividends from net realized gains                   (2.09)         (2.91)          --        (3.46)       (2.51)       (2.16)
  In excess of net investment income                     --             --           --        (0.03)          --           --
                                                   --------       --------     --------     --------     --------     --------
      TOTAL DISTRIBUTIONS                             (2.09)         (2.91)          --        (3.49)       (2.51)       (2.18)
                                                   --------       --------     --------     --------     --------     --------
Change in net asset value                            (14.48)          7.45        10.82        (3.48)        0.36         0.33
                                                   --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  17.51       $  31.99     $  24.54     $  13.72     $  17.20     $  16.84
                                                   ========       ========     ========     ========     ========     ========
Total return(1)                                      (39.81)%(6)    42.90%       78.94%        0.38%       19.67%        17.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $363,125       $622,964     $378,427     $222,149     $246,002     $233,488
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.32%(4)(5)    1.13%(4)    1.19%(3)     1.21%        1.20%         1.20%
  Net investment income                               (0.39)%(5)    (0.43)%      (0.41)%      (0.18)%      (0.53)%       (0.81)%
Portfolio turnover rate                                  80%(6)       158%         167%         176%         518%          401%

                                                                                    Class B
                                                  ----------------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED OCTOBER 31
                                                    4/30/01       ------------------------------------------------------------
                                                  (UNAUDITED)         2000         1999         1998         1997         1996
Net asset value, beginning of period               $  30.13       $  23.40     $  13.18     $  16.76     $  16.57     $  16.38
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.07)         (0.38)(2)    (0.22)(2)    (0.12)       (0.20)(2)    (0.25)(2)
  Net realized and unrealized gain (loss)            (11.65)         10.02        10.44         0.03         2.90         2.60
                                                   --------       --------     --------     --------     --------     --------
      TOTAL FROM INVESTMENT OPERATIONS               (11.72)          9.64        10.22        (0.09)        2.70         2.35
                                                   --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net realized gains                   (2.09)         (2.91)          --        (3.46)       (2.51)       (2.16)
  In excess of net investment income                     --             --           --        (0.03)          --           --
                                                   --------       --------     --------     --------     --------     --------
      TOTAL DISTRIBUTIONS                             (2.09)         (2.91)          --        (3.49)       (2.51)       (2.16)
                                                   --------       --------     --------     --------     --------     --------
Change in net asset value                            (13.81)          6.73        10.22        (3.58)        0.19         0.19
                                                   --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        16.32       $  30.13     $  23.40     $  13.18     $  16.76     $  16.57
                                                   ========       ========     ========     ========     ========     ========
Total return(1)                                      (40.06)%(6)    41.89%       77.54%       (0.28)%      18.70%       16.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $39,982        $64,351      $27,334      $14,157      $13,611      $10,466
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.08%(5)(7)    1.88%(4)    1.94%(3)     1.96%        1.96%        1.95%
  Net investment income                               (1.15)%(5)    (1.20)%      (1.16)%      (0.93)%      (1.28)%      (1.57)%
Portfolio turnover rate                                  80%(6)       158%         167%         176%         518%         401%

                                                 Class C
                                               -----------
                                                  FROM
                                                INCEPTION
                                                 1/3/01
                                                   TO
                                                 4/30/01
                                               (UNAUDITED)
Net asset value, beginning of period             $  19.48
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      (0.05)
  Net realized and unrealized gain (loss)           (3.11)
                                                 --------
      TOTAL FROM INVESTMENT OPERATIONS              (3.16)
                                                 --------
LESS DISTRIBUTIONS
  Dividends from net realized gains                    --
  In excess of net investment income                   --
                                                 --------
      TOTAL DISTRIBUTIONS                              --
                                                 --------
Change in net asset value                           (3.16)
                                                 --------
NET ASSET VALUE, END OF PERIOD                   $  16.32
                                                 ========
Total return(1)                                    (16.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $202
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.88%(4)(5)
  Net investment income                             (1.14)%(5)
Portfolio turnover rate                                80%(6)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)  Annualized.
(6)  Not Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 2.07%.

14                     See Notes to Financial Statements

PHOENIX-ENGEMANN CAPITAL GROWTH FUND

                         INVESTMENTS AT APRIL 30, 2001
                                  (UNAUDITED)

                                                SHARES        VALUE
                                              ----------  --------------
COMMON STOCKS--94.3%
BANKS (MAJOR REGIONAL)--1.2%
Wells Fargo & Co........................        500,000   $   23,485,000

BIOTECHNOLOGY--2.9%
Amgen, Inc.(b)..........................        400,000       24,456,000
Genentech, Inc.(b)......................        500,000       26,250,000
IDEC Pharmaceuticals Corp.(b)...........        100,000        4,920,000
                                                          --------------
                                                              55,626,000
                                                          --------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.9%
AT&T Corp.- Liberty Media Corp. Class
A(b)....................................      1,020,000       16,320,000

COMMUNICATIONS EQUIPMENT--2.5%
CIENA Corp.(b)..........................        600,000       33,036,000
Tellabs, Inc.(b)........................        450,000       15,799,500
                                                          --------------
                                                              48,835,500
                                                          --------------

COMPUTERS (HARDWARE)--3.4%
Brocade Communications Systems,
Inc.(b).................................      1,000,000       37,990,000
Juniper Networks, Inc.(b)...............        100,000        5,903,000
Sun Microsystems, Inc.(b)...............      1,300,000       22,256,000
                                                          --------------
                                                              66,149,000
                                                          --------------
COMPUTERS (NETWORKING)--2.2%
Cisco Systems, Inc.(b)..................      1,900,000       32,262,000
McDATA Corp.(b).........................        450,000       10,273,500
                                                          --------------
                                                              42,535,500
                                                          --------------
COMPUTERS (PERIPHERALS)--3.3%
EMC Corp.(b)............................      1,600,000       63,360,000

COMPUTERS (SOFTWARE & SERVICES)--11.6%
BEA Systems, Inc.(b)....................      2,000,000       81,700,000
i2 Technologies, Inc.(b)................        450,000        7,834,500
Oracle Corp.(b).........................      2,750,000       44,440,000
PeopleSoft, Inc.(b).....................        650,000       24,076,000
Siebel Systems, Inc. (b)................        250,000       11,395,000
VeriSign, Inc.(b).......................        200,000       10,256,000

                                                SHARES        VALUE
                                              ----------  --------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
VERITAS Software Corp.(b)...............        750,000   $   44,707,500
                                                          --------------
                                                             224,409,000
                                                          --------------

ELECTRIC COMPANIES--0.5%
Constellation Energy Group..............        200,000        9,548,000

ELECTRICAL EQUIPMENT--4.2%
General Electric Co.....................      1,500,000       72,795,000
Solectron Corp.(b)......................        300,000        7,635,000
                                                          --------------
                                                              80,430,000
                                                          --------------

ELECTRONICS (SEMICONDUCTORS)--8.5%
Agere Systems, Inc.(b)..................      2,100,000       14,700,000
Applied Micro Circuits Corp.(b).........      1,000,000       26,020,000
Celestica, Inc.(b)......................        225,000       11,497,500
Micron Technology, Inc.(b)..............        550,000       24,959,000
Texas Instruments, Inc..................      1,000,000       38,700,000
Xilinx, Inc.(b).........................      1,000,000       47,470,000
                                                          --------------
                                                             163,346,500
                                                          --------------

ENTERTAINMENT--1.6%
AOL Time Warner, Inc.(b)................        250,000       12,625,000
Viacom, Inc. Class B(b).................        350,000       18,221,000
                                                          --------------
                                                              30,846,000
                                                          --------------

EQUIPMENT (SEMICONDUCTORS)--3.6%
KLA-Tencor Corp.(b).....................        750,000       41,220,000
Novellus Systems, Inc.(b)...............        525,000       28,953,750
                                                          --------------
                                                              70,173,750
                                                          --------------

FINANCIAL (DIVERSIFIED)--9.2%
American Express Co.....................      1,000,000       42,440,000
Citigroup, Inc..........................      2,000,000       98,300,000
Freddie Mac.............................        400,000       26,320,000
Morgan Stanley Dean Witter & Co.........        170,000       10,674,300
                                                          --------------
                                                             177,734,300
                                                          --------------

HEALTH CARE (DIVERSIFIED)--1.6%
Bristol-Myers Squibb Co.................        200,000       11,200,000

                       See Notes to Financial Statements                      15

Phoenix-Engemann Capital Growth Fund

                                                SHARES        VALUE
                                              ----------  --------------
HEALTH CARE (DIVERSIFIED)--CONTINUED
Johnson & Johnson.......................        200,000   $   19,296,000
                                                          --------------
                                                              30,496,000
                                                          --------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--7.3%
Merck & Co., Inc........................        300,000       22,791,000
Pfizer, Inc.............................      2,200,000       95,260,000
Pharmacia Corp..........................        440,000       22,994,400
                                                          --------------
                                                             141,045,400
                                                          --------------

HEALTH CARE (GENERIC AND OTHER)--1.0%
ALZA Corp.(b)...........................        400,000       18,288,000

HEALTH CARE (MANAGED CARE)--2.0%
UnitedHealth Group, Inc.................        300,000       19,644,000
Wellpoint Health Networks, Inc.(b)......        200,000       19,650,000
                                                          --------------
                                                              39,294,000
                                                          --------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.1%
Medtronic, Inc..........................        900,000       40,140,000
INVESTMENT BANKING/BROKERAGE--1.7%
Goldman Sachs Group, Inc. (The).........         90,000        8,199,000
Merrill Lynch & Co., Inc................        400,000       24,680,000
                                                          --------------
                                                              32,879,000
                                                          --------------
MANUFACTURING (DIVERSIFIED)--5.9%
Tyco International Ltd..................        800,000       42,696,000
United Technologies Corp................        900,000       70,272,000
                                                          --------------
                                                             112,968,000
                                                          --------------

MANUFACTURING (SPECIALIZED)--0.5%
Jabil Circuit, Inc.(b)..................        300,000        8,712,000

NATURAL GAS--3.6%
El Paso Corp............................        550,000       37,840,000
Enron Corp..............................        500,000       31,360,000
                                                          --------------
                                                              69,200,000
                                                          --------------

OIL & GAS (DRILLING & EQUIPMENT)--0.4%
Schlumberger Ltd........................        125,000        8,287,500

OIL & GAS (EXPLORATION & PRODUCTION)--4.0%
Anadarko Petroleum Corp.................        300,000       19,386,000

                                                SHARES        VALUE
                                              ----------  --------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Burlington Resources, Inc...............        900,000   $   42,489,000
Unocal Corp.............................        400,000       15,264,000
                                                          --------------
                                                              77,139,000
                                                          --------------

RETAIL (BUILDING SUPPLIES)--1.3%
Home Depot, Inc. (The)..................        550,000       25,905,000

RETAIL (DEPARTMENT STORES)--0.6%
Kohl's Corp.(b).........................        200,000       12,212,000

RETAIL (DRUG STORES)--1.1%
Walgreen Co.............................        500,000       21,390,000

RETAIL (GENERAL MERCHANDISE)--2.3%
Wal-Mart Stores, Inc....................        840,000       43,461,600

TELECOMMUNICATIONS (LONG DISTANCE)--0.7%
Allegiance Telecom, Inc.(b).............        785,000       14,122,150

TELEPHONE--2.6%
Qwest Communications International,
Inc.(b).................................        800,000       32,720,000
SBC Communications, Inc.................        425,000       17,531,250
                                                          --------------
                                                              50,251,250
                                                          --------------
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,530,920,845)                           1,818,589,450
------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.4%

COMMUNICATIONS EQUIPMENT--0.7%
Nokia Oyj ADR (Finland).................        400,000       13,676,000

ELECTRICAL EQUIPMENT--0.6%
Flextronics International Ltd.
(Singapore)(b)..........................        400,000       10,756,000

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
Global Crossing Ltd. (Bermuda)(b).......        200,000        2,506,000
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $27,480,306)                                 26,938,000
------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.7%
(IDENTIFIED COST $1,558,401,151)                           1,845,527,450
------------------------------------------------------------------------

16                     See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                                  STANDARD       PAR
                                  & POOR'S      VALUE
                                   RATING       (000)         VALUE
                                ------------  ----------  --------------
SHORT-TERM OBLIGATIONS--5.1%

COMMERCIAL PAPER--4.9%
Cargill, Inc. 4.70%, 5/1/01...      A-1       $   7,880   $    7,880,000
Koch Industries, Inc. 4.68%,
5/1/01........................      A-1+          7,890        7,890,000

Park Avenue Receivables 4.55%,
5/1/01........................      A-1             482          482,000

Special Purpose Accounts
Receivable Cooperative Corp.
5.30%, 5/2/01.................      A-1           2,500        2,499,662

Wal-Mart Stores, Inc. 4.53%,
5/2/01........................      A-1+          6,500        6,499,182
Gannett Co., Inc. 4.60%,
5/3/01........................      A-1+          2,900        2,899,259

Asset Securitization Corp.
5.04%, 5/4/01.................      A-1+          5,000        4,997,900

Bell South Capital Funding
Corp. 4.99%, 5/4/01...........      A-1+          2,439        2,438,015

Household Finance Corp. 4.21%,
5/7/01........................      A-1           5,000        4,959,846
Household Finance Corp. 4.47%,
5/7/01........................      A-1           5,000        4,996,275

Enterprise Funding Corp.
5.26%, 5/11/01................      A-1+          1,042        1,040,611

United Technologies Corp.
4.46%, 5/11/01................      A-1           1,050        1,047,789

SBC Communications, Inc.
4.94%, 5/14/01................      A-1+          3,500        3,493,756

Alcoa, Inc. 5.20%, 5/18/01....      A-1             185          184,589
United Technologies Corp.
4.46%, 5/18/01................      A-1           5,000        4,993,819

SBC Communications, Inc.
4.85%, 5/21/01................      A-1+          5,180        5,166,043
Preferred Receivables Funding
Corp. 4.85%, 5/23/01..........      A-1           3,000        2,991,108
                                  STANDARD       PAR
                                  & POOR'S      VALUE
                                   RATING       (000)         VALUE
                                ------------  ----------  --------------
COMMERCIAL PAPER--CONTINUED

Delaware Funding Corp. 4.78%,
5/29/01.......................      A-1+      $   5,199   $    5,179,671

Gannett Co., Inc. 4.44%,
5/30/01.......................      A-1           2,280        2,279,438

Preferred Receivables Funding
Corp. 4.40%, 6/1/01...........      A-1           5,055        5,035,847

Cargill, Inc. 5.2%, 6/8/01....      A-1           2,500        2,487,767
Schering Corp. 4.28%,
6/12/01.......................      A-1           5,000        4,975,033
Sysco Corp. 4.75%, 6/18/01....      A-1+            350          347,839
Schering Corp. 4.25%,
6/26/01.......................      A-1+          1,950        1,937,199
Cargill, Inc. 4.85%,
7/13/01.......................      A-1           3,441        3,411,764
Kimberly-Clark Corp. 5.74%,
7/13/01 ......................      A-1+            365          361,921

National Rural Utilities
Cooperative Finance Corp.
6.0%, 8/17/01.................      A-1+            300          296,238

National Rural Utilities
Cooperative Finance Corp.
5.07%, 9/10/01................      A-1+          3,000        2,954,350

Lexington Parker Capital Co.
LLC 4.14%, 10/15/01...........      A-1+            772          756,819
                                                          --------------
                                                              94,483,740
                                                          --------------

FEDERAL AGENCY SECURITIES--0.1%
Fannie Mae Discount Note
5.17%, 5/10/01................      AAA           1,585        1,582,918

MEDIUM-TERM NOTES--0.1%
Bank of America Corp. 5.04%,
3/19/02.......................       A+           2,500        2,502,865
------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $98,550,961)                                 98,569,523
------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $1,656,952,112)                           1,944,096,973(a)
Other assets and liabilities, net--(0.8%)                    (16,074,688)
                                                        ----------------
NET ASSETS--100.0%                                      $  1,928,022,285
                                                        ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $474,782,750 and gross depreciation of $190,231,887 for federal income tax purposes. At April 30, 2001, the aggregate cost of securities for federal income tax purposes was $1,659,546,110.
(b)  Non-income producing.

                       See Notes to Financial Statements                      17

Phoenix-Engemann Capital Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $1,656,952,112)                            $1,944,096,973
Cash                                                                   4,797
Receivables
  Fund shares sold                                                   256,874
  Dividends and interest                                             436,906
  Receivable from Adviser                                             58,115
Prepaid expenses                                                       4,772
                                                              --------------
    Total assets                                               1,944,858,437
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          2,441,852
  Investment securities purchased                                 12,089,767
  Investment advisory fee                                            992,144
  Transfer agent fee                                                 721,777
  Distribution fee                                                   403,759
  Financial agent fee                                                 44,123
  Trustees' fee                                                       10,261
Accrued expenses                                                     132,469
                                                              --------------
    Total liabilities                                             16,836,152
                                                              --------------
NET ASSETS                                                    $1,928,022,285
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,759,625,275
Undistributed net investment loss                                 (4,428,943)
Accumulated net realized loss                                   (114,318,908)
Net unrealized appreciation                                      287,144,861
                                                              --------------
NET ASSETS                                                    $1,928,022,285
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,861,558,791)             95,837,867
Net asset value per share                                             $19.42
Offering price per share $19.42/(1-5.75%)                             $20.60
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $66,463,494)                 3,598,385
Net asset value and offering price per share                          $18.47

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $    4,892,693
Interest                                                           3,919,883
Security lending                                                       3,160
Foreign taxes withheld                                               (16,293)
                                                              --------------
    Total investment income                                        8,799,443
                                                              --------------
EXPENSES
Investment advisory fee                                            7,454,120
Distribution fee, Class A                                          2,705,516
Distribution fee, Class B                                            388,566
Financial agent fee                                                  285,984
Transfer agent                                                     1,751,853
Printing                                                             476,611
Custodian                                                             78,490
Professional                                                          27,734
Registration                                                          22,002
Trustees                                                              12,273
Miscellaneous                                                         26,609
                                                              --------------
    Total expenses                                                13,229,758
    Custodian fees paid indirectly                                    (1,372)
                                                              --------------
    Net expenses                                                  13,228,386
                                                              --------------
NET INVESTMENT LOSS                                               (4,428,943)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                 (111,721,236)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (703,177,257)
                                                              --------------
NET LOSS ON INVESTMENTS                                         (814,898,493)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (819,327,436)
                                                              ==============

18                     See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                              Ended
                                             4/30/01        Year Ended
                                           (Unaudited)       10/31/00
                                          --------------  --------------
FROM OPERATIONS
  Net investment income (loss)            $   (4,428,943) $  (13,367,404)
  Net realized gain (loss)                  (111,721,236)    149,777,852
  Net change in unrealized appreciation
    (depreciation)                          (703,177,257)    182,346,026
                                          --------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (819,327,436)    318,756,474
                                          --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A               (145,874,045)   (345,471,309)
  Net realized gains, Class B                 (5,484,175)    (12,455,394)
                                          --------------  --------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (151,358,220)   (357,926,703)
                                          --------------  --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,656,042 and 7,965,171 shares,
    respectively)                             35,595,014     247,194,588
  Net asset value of shares issued from
    reinvestment of distributions
    (6,347,326 and 10,232,449 shares,
    respectively)                            138,880,209     310,043,804
  Cost of shares repurchased (8,123,488
    and 17,481,257 shares, respectively)    (172,543,921)   (544,392,522)
                                          --------------  --------------
Total                                          1,931,302      12,845,870
                                          --------------  --------------
CLASS B
  Proceeds from sales of shares (177,810
    and 506,171 shares, respectively)          3,652,806      15,078,207
  Net asset value of shares issued from
    reinvestment of distributions
    (251,613 and 374,587 shares,
    respectively)                              5,248,880      10,937,941
  Cost of shares repurchased (435,616
    and 692,234 shares, respectively)         (8,778,818)    (20,742,273)
                                          --------------  --------------
Total                                            122,868       5,273,875
                                          --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                         2,054,170      18,119,745
                                          --------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS     (968,631,486)    (21,050,484)
NET ASSETS
  Beginning of period                      2,896,653,771   2,917,704,255
                                          --------------  --------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($4,428,943) AND $0, RESPECTIVELY]    $1,928,022,285  $2,896,653,771
                                          ==============  ==============

                       See Notes to Financial Statements                      19

Phoenix-Engemann Capital Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          Class A
                                                  --------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                 YEAR ENDED OCTOBER 31
                                                    4/30/01       ----------------------------------------
                                                  (UNAUDITED)           2000           1999           1998
Net asset value, beginning of period               $  29.14       $    29.61     $    24.95     $    27.83
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                     (0.04)           (0.12)         (0.06)         (0.06)
  Net realized and unrealized gain (loss)             (8.14)            3.35           7.06           2.73
                                                   --------       ----------     ----------     ----------
      TOTAL FROM INVESTMENT OPERATIONS                (8.18)            3.23           7.00           2.67
                                                   --------       ----------     ----------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --               --             --             --
  Dividends from net realized gains                   (1.54)           (3.70)         (2.39)         (5.55)
                                                   --------       ----------     ----------     ----------
      TOTAL DISTRIBUTIONS                             (1.54)           (3.70)         (2.39)         (5.55)
                                                   --------       ----------     ----------     ----------
Capital contribution from Adviser                        --               --           0.05             --
                                                   --------       ----------     ----------     ----------
Change in net asset value                             (9.72)           (0.47)          4.66          (2.88)
                                                   --------       ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                     $  19.42       $    29.14     $    29.61     $    24.95
                                                   ========       ==========     ==========     ==========
Total return(1)                                      (28.67)%(6)      10.43%         29.76%(3)      12.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $1,861,559      $2,796,095     $2,819,742     $2,434,217
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.15%(4)(5)      1.06%(4)      1.07%(4)       1.08%
  Net investment income                               (0.37)%(5)      (0.39)%        (0.23)%        (0.22)%
Portfolio turnover rate                                  27%(6)          75%           100%           110%

                                                        Class A
                                               -------------------------

                                                 YEAR ENDED OCTOBER 31
                                               -------------------------
                                                     1997           1996
Net asset value, beginning of period           $    26.87     $    24.92
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                    0.14           0.20
  Net realized and unrealized gain (loss)            5.62           3.63
                                               ----------     ----------
      TOTAL FROM INVESTMENT OPERATIONS               5.76           3.83
                                               ----------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.21)         (0.25)
  Dividends from net realized gains                 (4.59)         (1.63)
                                               ----------     ----------
      TOTAL DISTRIBUTIONS                           (4.80)         (1.88)
                                               ----------     ----------
Capital contribution from Adviser                      --             --
                                               ----------     ----------
Change in net asset value                            0.96           1.95
                                               ----------     ----------
NET ASSET VALUE, END OF PERIOD                 $    27.83     $    26.87
                                               ==========     ==========
Total return(1)                                     24.81%         16.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $2,518,289     $2,347,471
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.10%          1.17%
  Net investment income                              0.53%          0.80%
Portfolio turnover rate                               196%           116%

                                                                                    Class B
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED OCTOBER 31
                                                    4/30/01       ------------------------------------------------------------
                                                  (UNAUDITED)         2000         1999         1998         1997         1996
Net asset value, beginning of period               $  27.90       $  28.68     $  24.40     $  27.51     $  26.63     $  24.74
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                     (0.12)         (0.34)       (0.26)       (0.24)       (0.06)          --
  Net realized and unrealized gain (loss)             (7.77)          3.26         6.88         2.68         5.57         3.61
                                                   --------       --------     --------     --------     --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                (7.89)          2.92         6.62         2.44         5.51         3.61
                                                   --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --             --           --           --        (0.04)       (0.09)
  Dividends from net realized gains                   (1.54)         (3.70)       (2.39)       (5.55)       (4.59)       (1.63)
                                                   --------       --------     --------     --------     --------     --------
      TOTAL DISTRIBUTIONS                             (1.54)         (3.70)       (2.39)       (5.55)       (4.63)       (1.72)
                                                   --------       --------     --------     --------     --------     --------
Capital contribution from Adviser                        --             --         0.05           --           --           --
                                                   --------       --------     --------     --------     --------     --------
Change in net asset value                             (9.43)         (0.78)        4.28        (3.11)        0.88         1.89
                                                   --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  18.47       $  27.90     $  28.68     $  24.40     $  27.51     $  26.63
                                                   ========       ========     ========     ========     ========     ========
Total return(1)                                      (28.92)%(6)     9.61%       28.80%(3)    11.41%       23.89%        15.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $66,463       $100,558      $97,963      $76,060      $68,022      $45,326
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.90%(4)(5)    1.81%(4)    1.82%(4)     1.83%        1.85%         1.93%
  Net investment income                               (1.12)%(5)    (1.14)%      (0.99)%      (0.97)%      (0.25)%        0.01%
Portfolio turnover rate                                  27%(6)        75%         100%         110%         196%          116%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Computed using average shares outstanding.
(3) Total return includes the effect of the capital contribution from the Adviser (See Note 2). Without this contribution, total return would have been 29.54% and 28.58% for Class A and Class B, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)  Annualized.
(6)  Not annualized.

20                     See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                         INVESTMENTS AT APRIL 30, 2001
                                  (UNAUDITED)

                                                        PAR
                                           MOODY'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
ASSET-BACKED SECURITIES--0.9%

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(i)..............................     Ba      $    3,000  $  3,052,500
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,921,315)                                        3,052,500
-----------------------------------------------------------------------------
CORPORATE BONDS--51.6%

ALUMINUM--0.8%
Kaiser Aluminum & Chemical Corp.........     Caa          3,000     2,745,000

AUTO PARTS & EQUIPMENT--0.4%
Cambridge Industries, Inc. Series B
10.25%, 7/15/07(e)(f)(g)(i).............     NR           5,000     1,400,000
BROADCASTING (TELEVISION, RADIO & CABLE)--5.6%
CSC Holdings, Inc. 7.625%, 7/15/18......     Ba           4,000     3,594,392

Charter Communications Holdings LLC
8.625%, 4/1/09..........................      B           2,000     1,955,000

Emmis Escrow Corp. 144A 0%,
3/15/11(b)(d)...........................      B           3,365     1,918,050

FrontierVision Holdings LP 0%,
9/15/07(d)..............................      B           3,400     3,468,000
Insight Communications Co., Inc. 144A
0%, 2/15/11(b)(d).......................      B           6,000     3,420,000

UnitedGlobalCom, Inc. Series B 0%,
2/15/08(d)..............................      B           8,000     3,960,000
                                                                 ------------
                                                                   18,315,442
                                                                 ------------

BUILDING MATERIALS--0.9%
WCI Communities, Inc. 144A 10.625%,
2/15/11(b)..............................      B           2,950     3,086,437

CHEMICALS--1.0%
IMC Global, Inc. 7.40%, 11/1/02.........     Ba             900       874,291
IMC Global, Inc. 6.50%, 8/1/03..........     Baa          2,725     2,541,389
                                                                 ------------
                                                                    3,415,680
                                                                 ------------
CHEMICALS (SPECIALTY)--0.8%
Methanex Corp. 7.75%, 8/15/05...........     Ba           2,700     2,646,000
                                                        PAR
                                           MOODY'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------

COMMUNICATIONS EQUIPMENT--3.0%
Metromedia Fiber Network, Inc. 10%,
12/15/09 (h)............................      B      $    3,100  $  1,923,810

Park N View, Inc. Series B 13%,
5/15/08(e)(f)(g)(i).....................     Caa          4,000       320,000

Spectrasite Holdings, Inc. Series B
10.75%, 3/15/00.........................      B             500       467,500

Spectrasite Holdings, Inc. Series B 0%,
3/15/10(d)..............................      B           9,800     4,900,000

Stellex Technologies, Inc. Series B
9.50%, 11/1/07(e)(f)(g)(i)..............     Ca           8,500       340,000

Telecorp PCS, Inc. 0%, 4/15/09(d).......      B           3,000     1,935,000
                                                                 ------------
                                                                    9,886,310
                                                                 ------------

COMPUTERS (SOFTWARE & SERVICES)--1.6%
Concentic Network Corp. 12.75%,
12/15/07................................    B(c)          1,200       672,000

Exodus Communications, Inc. 11.625%,
7/15/10(j)..............................      B           4,400     3,498,000

Globix Corp. 12.50%, 2/1/10.............    B-(c)         3,500     1,067,500
PSINet, Inc. 11%, 8/1/09(e).............     Ca           1,000        70,000
                                                                 ------------
                                                                    5,307,500
                                                                 ------------

CONTAINERS (METAL & GLASS)--0.6%
Crown Cork & Seal Co., Inc. 7.125%,
9/1/02..................................      B           2,600     1,859,000

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--4.2%
Ameristar Casinos, Inc. 144A 10.75%,
2/15/09(b)..............................      B           1,900     1,957,000

Horseshoe Gaming Holdings Corp. Series B
8.625%, 5/15/09.........................      B           6,900     6,951,750

Waterford Gaming LLC 144A 9.50%,
3/15/10(b)..............................      B           5,196     5,027,130
                                                                 ------------
                                                                   13,935,880
                                                                 ------------

                       See Notes to Financial Statements                      21

Phoenix-Goodwin High Yield Fund

                                                        PAR
                                           MOODY'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--1.2%
Tenet Healthcare Corp. Series B 7.625%,
6/1/08..................................     Ba      $    3,000  $  3,090,000
Triad Hospitals, Inc. 144A 8.75%,
5/1/09(b)...............................      B             750       768,750
                                                                 ------------
                                                                    3,858,750
                                                                 ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.6%
Fresenius Medical Capital Trust I 9%,
12/1/06.................................     Ba           3,500     3,535,000

Fresenius Medical Capital Trust II
7.875%, 2/1/08..........................     Ba           1,900     1,852,500
Team Health, Inc. Series B 12%,
3/15/09.................................      B           3,000     3,202,500
                                                                 ------------
                                                                    8,590,000
                                                                 ------------
HOMEBUILDING--2.1%
Beazer Homes USA, Inc. 9%, 3/1/04.......     Ba           3,000     2,988,750

K.Hovnanian Enterprises, Inc. 9.125%,
5/1/09..................................     Ba           4,000     3,940,000
                                                                 ------------
                                                                    6,928,750
                                                                 ------------

LEISURE TIME (PRODUCTS)--4.0%
Alliance Gaming Corp. Series B 10%,
8/1/07..................................     Caa          2,945     2,746,213

Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07(j)............      B           6,700     6,616,250

Venetian Casino Resort LLC 14.25%,
11/15/05(d).............................     Caa          3,500     3,675,000
                                                                 ------------
                                                                   13,037,463
                                                                 ------------

MANUFACTURING (DIVERSIFIED)--0.7%
Park-Ohio Industries, Inc. 9.25%,
12/1/07.................................      B           3,000     2,310,000

MANUFACTURING (SPECIALIZED)--1.2%
Fisher Scientific International, Inc.
9%, 2/1/08(j)...........................      B           4,000     4,040,000

METALS MINING--0.1%
NSM Steel Ltd. Series B 144A 12.25%,
2/1/08(b)(e)(f)(i)......................     NR           7,500       187,500

OIL & GAS (EXPLORATION & PRODUCTION)--1.5%
Benton Oil & Gas Co. 11.625%, 5/1/03....      B           1,725     1,224,750
                                                        PAR
                                           MOODY'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED

Chesapeake Energy Corp. 144A 8.125%,
4/1/11(b)...............................      B      $    3,900  $  3,792,750
                                                                 ------------
                                                                    5,017,500
                                                                 ------------

PAPER & FOREST PRODUCTS--4.1%
Buckeye Technologies, Inc. 8%,
10/15/10................................     Ba           4,265     4,009,100

Fibermark, Inc. 144A 10.75%,
4/15/11(b)..............................      B           1,000     1,012,500

Nortek, Inc. Series B 8.875%, 8/1/08....      B           3,000     2,880,000
S.D. Warren Co. 14%, 12/15/06...........     Ba           5,330     5,769,994
                                                                 ------------
                                                                   13,671,594
                                                                 ------------

POWER PRODUCERS (INDEPENDENT)--1.3%
Calpine Corp. 8.25%, 8/15/05............     Ba           2,400     2,415,055
Calpine Corp. 8.625%, 8/15/10...........     Ba           2,000     2,009,646
                                                                 ------------
                                                                    4,424,701
                                                                 ------------

RETAIL (SPECIALTY)--0.2%
Musicland Group, Inc. Series B 9.875%,
3/15/08.................................     Ba             635       663,575

SERVICES (ADVERTISING/MARKETING)--0.9%
Lamar Media Corp. 9.25%, 8/15/07(j).....      B           3,000     3,105,000

SERVICES (COMMERCIAL & CONSUMER)--4.0%
Anacomp, Inc. Series B 10.875%,
4/1/04(e)(f)............................     Caa          6,200     1,271,000

Service Corp. International 7%, 6/1/15..      B           5,400     4,968,000

United Rentals, Inc. Series B 9.50%,
6/1/08..................................      B           4,125     3,630,000

Universal Compression, Inc. 0%,
2/15/08(d)..............................      B           4,000     3,460,000
                                                                 ------------
                                                                   13,329,000
                                                                 ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.8%
Alamosa PCS Holdings, Inc. 0%,
2/15/10(d)..............................     Caa          4,500     2,362,500

Leap Wireless International, Inc. 0%,
4/15/10(d)..............................     Caa          3,500       875,000

McCaw International Ltd. 0%,
4/15/07(d)..............................     Caa          5,000     2,675,000

22                     See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                        PAR
                                           MOODY'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--CONTINUED
Teligent, Inc. 11.50%, 12/1/07..........     Ca      $    2,500  $     12,500
                                                                 ------------
                                                                    5,925,000
                                                                 ------------

TELECOMMUNICATIONS (LONG DISTANCE)--3.9%
KMC Telecom Holdings, Inc. 13.50%,
5/15/09.................................     Caa          5,500     1,265,000

Level 3 Communication, Inc. 10.75%,
3/15/08(j)..............................      B           8,000     4,645,514

NTL Communications Corp. Series B 9.25%,
11/15/06(j).............................      B           9,000     6,742,201

Winstar Communications, Inc. 0%,
4/15/10(d)(e)(f)........................     Ca           8,500        53,125
                                                                 ------------
                                                                   12,705,840
                                                                 ------------

TEXTILES (APPAREL)--0.4%
Collins & Aikman Products Co. 11.50%,
4/15/06.................................      B           1,340     1,199,300

TEXTILES (SPECIALTY)--0.7%
Samsonite Corp. 10.75%, 6/15/08.........     Caa          3,000     2,415,000
TRUCKERS--1.0%
Sea Containers Ltd. Series B 7.875%,
2/15/08.................................     Ba           5,150     3,270,250

WASTE MANAGEMENT--1.0%
Allied Waste Industries 7.40%,
9/15/35(j)..............................     Ba           4,000     3,200,000
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $218,785,043)                                    170,476,472
-----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--3.2%

First Chicago/Lennar Trust 97-CHL1, E
8.085%, 2/28/11(d)(j)...................    B(c)         10,000     7,883,000

LB Commercial Conduit Mortgage Trust
98-C4, F 6%, 12/15/08(j)................     Ba           3,400     2,707,768
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,479,746)                                      10,590,768
-----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--16.2%

ARGENTINA--1.1%
Imasac SA 144A 11%, 5/2/05(b)...........      B           3,230     1,776,500
                                                        PAR
                                           MOODY'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
ARGENTINA--CONTINUED
Multicanal SA 13.125%, 4/15/09..........      B      $    3,000  $  2,017,500
                                                                 ------------
                                                                    3,794,000
                                                                 ------------

BAHAMAS--1.8%
Sun International Hotels Ltd. 8.625%,
12/15/07(j).............................      B           6,000     5,790,000

BRAZIL--1.3%
Localiza Rent A Car 10.25%, 10/1/05.....      B           5,000     4,325,000

CANADA--4.2%
CHC Helicopter Corp. 11.75%, 7/15/07....      B           3,700     3,608,252

Clearnet Communications, Inc. 0%,
5/1/09(d)...............................     Ba           4,000     3,390,000

GT Group Telecom, Inc. 0%, 2/1/10(d)....     Caa          5,450     1,744,000

Hurricane Hydrocarbons Ltd. 144A 16%,
12/31/01(b).............................      B           1,075     1,045,839

Microcell Telecommunications, Inc.
Series B 0%, 6/1/06(d)..................      B           4,750     4,013,750
                                                                 ------------
                                                                   13,801,841
                                                                 ------------

CAYMAN ISLANDS--0.6%
Battery Park CDO Ltd. Series 5 144A
15.407%, 2/10/11(b).....................      B           2,000     1,840,000

GERMANY--0.9%
Callahan Nordrhein-Westfalen GmbH 144A
14%, 7/15/10(b)(j)......................      B           3,000     3,030,000

ISRAEL--1.6%
Partner Communications Series DTC 13%,
8/15/10.................................      B           6,000     5,355,000

MAURITIUS--0.1%
APP International Finance 144A 0%,
7/5/01(b)(e)............................     Caa          3,150       236,250

MEXICO--2.5%
Grupo Industrial Durango 12.625%,
8/1/03..................................      B           3,370     3,370,000

Grupo Iusacell SA de CV 14.25%,
12/1/06.................................      B           3,000     3,120,000

Maxcom Telecomunicaciones SA de CV
Series B 13.75%, 4/1/07.................     NR           5,000     1,875,000
                                                                 ------------
                                                                    8,365,000
                                                                 ------------

                       See Notes to Financial Statements                      23

Phoenix-Goodwin High Yield Fund

                                                        PAR
                                           MOODY'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
NETHERLANDS--1.6%
Netia Holdings BV 13.75%,
6/15/10(h)(j)...........................      B      $    4,170  $  3,012,979
United Pan-Europe Communications NV
Series B 11.25%, 11/1/09(h)(j)..........      B           4,000     2,340,488
                                                                 ------------
                                                                    5,353,467
                                                                 ------------
POLAND--0.0%
Poland Telecom Finance Series B 14%,
12/1/07(e)(f)(g)(i).....................     NR           5,000       100,000
UNITED KINGDOM--0.5%
Jazztel PLC 13.25%, 12/15/09(h).........     Caa          3,000     1,515,998
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $73,327,297)                                      53,506,556
-----------------------------------------------------------------------------
CONVERTIBLE BONDS--4.4%
COMMUNICATIONS EQUIPMENT--0.1%
Earthweb, Inc. Cv. 144A 7%,
1/25/05(b)..............................     NR           1,000       418,750
COMPUTERS (SOFTWARE & SERVICES)--0.8%
At Home Corp. Cv. 144A 4.75%,
12/15/06(b).............................      B           5,865     2,727,225
HEALTH CARE (SPECIALIZED SERVICES)--2.0%
HEALTHSOUTH Corp. Cv. 3.25%, 4/1/03.....     Ba           2,960     2,726,900
Renal Treatment Centers, Inc. Cv.
5.625%, 7/15/06.........................      B           4,000     3,845,000
                                                                 ------------
                                                                    6,571,900
                                                                 ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.9%
Parker Drilling Co. Cv. 5.50%, 8/1/04...      B           3,150     2,866,500
TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
NTL, Inc. Cv. 144A 5.75%, 12/15/09(b)...     Caa          3,500     2,030,000
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $18,771,150)                                      14,614,375
-----------------------------------------------------------------------------
CREDIT LINKED NOTES--4.0%
BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
Earls Four Limited Series 499 144A
Repackaged Telewest Finance (Jersey)
Ltd. 12.05%, 7/7/05(b)(i)...............              3,500,000     3,482,500
COMMUNICATIONS EQUIPMENT--1.5%
Earls Four Limited Series 495 144A
Repackaged American Tower Corp. 10.25%,
2/15/07(b)(i)...........................              5,000,000     5,000,000
                                                        PAR
                                           MOODY'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
ELECTRICAL EQUIPMENT--1.5%
STEERS-Registered Trademark- Credit
Linked Trust 2001, Series SLR-2
Repackaged Selectron Corp. 0%,
5/8/20(i)...............................             $5,000,000  $  4,835,000
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $13,500,000)                                      13,317,500
-----------------------------------------------------------------------------

                                                       SHARES
                                                     ----------
PREFERRED STOCKS--7.6%
BROADCASTING (TELEVISION, RADIO & CABLE)--0.9%
Adelphia Communications Corp. Series B
13%.....................................                 30,000     2,940,000
PUBLISHING--1.3%
Primedia, Inc. Series D 10%.............                 49,250     4,186,250
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.4%
Dobson Communications Corp.
PIK 12.25%..............................                 48,376     4,474,736

Dobson Communications Corp.
PIK 13%.................................                 23,509     2,221,616

Nextel Communications, Inc. Series E PIK
11.125%.................................                 67,720     4,672,680
                                                                 ------------
                                                                   11,369,032
                                                                 ------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.0%
Global Crossing Holdings Ltd.
PIK 10.50%..............................                 75,500     6,606,250
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $27,399,810)                                      25,101,532
-----------------------------------------------------------------------------
COMMON STOCKS--0.7%
SHIPPING--0.2%
Seabulk International, Inc.(e)..........                 81,666       612,495
SPECIALTY PRINTING--0.0%
Sullivan Holdings, Inc. Class
C(e)(g)(i)..............................                     76       114,470
TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
AT&T Latin America Corp. Class A(e).....                357,500       965,250
GT Group Telecom, Inc. Class B(e).......                 39,000       214,500

24                     See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                       SHARES       VALUE
                                                     ----------  ------------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
McLeodUSA, Inc. Class A(e)..............                 54,863  $    485,534
                                                                 ------------
                                                                    1,665,284
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $4,901,107)                                        2,392,249
-----------------------------------------------------------------------------
WARRANTS--0.1%
COMMUNICATIONS EQUIPMENT--0.1%
Atlantic Telecom Group PLC Warrants
(United Kingdom)(e).....................                  3,125           277

GT Group Telecom, Inc. 144A Warrants
(Canada)(b)(e)..........................                  5,450       163,500
Loral Space & Communications, Inc.
Warrants(e).............................                  8,000        32,000

Maxcom Telecomunicaciones SA 144A
Warrants (Mexico)(b)(e).................                  5,000           600
                                                                 ------------
                                                                      196,377
                                                                 ------------
METALS MINING--0.0%
NSM Steel Ltd. 144A
Warrants(b)(e)(g)(i)....................              4,748,195        47,482
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.0%
Leap Wireless International, Inc. 144A
Warrants(b)(e)..........................                  3,500        17,500
TELECOMMUNICATIONS (LONG DISTANCE)--0.0%
KMC Telecom Holdings, Inc. 144A
Warrants(b)(e)..........................                  8,000         8,000
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $17,500)                                             269,359
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--88.7%
(IDENTIFIED COST $370,102,968)                                    293,321,311
-----------------------------------------------------------------------------

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ----------  ------------
SHORT-TERM OBLIGATIONS--8.9%
COMMERCIAL PAPER--5.2%
Cargill, Inc. 4.70%, 5/1/01.............     A-1     $    5,460  $  5,460,000
Marsh USA, Inc. 4.68%, 5/1/01...........    A-1+            345       345,000

Preferred Receivables Funding Corp.
4.50%, 5/2/01...........................     A-1          1,050     1,049,869

Du Pont (E.I.) de Nemours & Co. 4.55%,
5/3/01..................................    A-1+          1,300     1,299,672

Merrill Lynch & Co. 4.55%, 5/3/01.......    A-1+          3,955     3,954,000
BellSouth Corp. 4.45%, 5/8/01...........    A-1+          3,000     2,997,404

Minnesota Mining & Manufacturing Co.
4.25%, 6/7/01...........................    A-1+          2,125     2,115,718
                                                                 ------------
                                                                   17,221,663
                                                                 ------------
FEDERAL AGENCY SECURITIES--0.7%
Fannie Mae Discount Note 4.25%,
6/5/01..................................     AAA          2,000     1,991,736

Fannie Mae 6.20%, 8/28/01...............     AAA            200       201,396
                                                                 ------------
                                                                    2,193,132
                                                                 ------------
FORWARD CONTRACT LOAN TRANSACTION--3.0%
Voicestream Wireless Corp. Term Loan B
2.25%, 5/7/01...........................     A-1         10,000     9,975,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $29,412,832)                                      29,389,795
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.6%
(IDENTIFIED COST $399,515,800)                         322,711,106(a)
Other assets and liabilities, net--2.4%                  7,790,347
                                                      ------------
NET ASSETS--100.0%                                    $330,501,453
                                                      ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross depreciation of $7,506,985 and gross depreciation of $84,584,120 for federal income tax purposes. At April 30, 2001, the aggregate cost of securities for federal income tax purposes was $399,788,241.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities amounted to a value of $42,994,263 or 13.0% of net assets.
(c)  As rated by Standard & Poor's, Duff & Phelps or Fitch.
(d) Variable or step coupon security; interest rate reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Security in default.
(g) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(h)  Par value represents Euro.
(i)  Illiquid.
(j) All or portion segregated as collateral for swap and forward contract loan transactions.

                       See Notes to Financial Statements                      25

Phoenix-Goodwin High Yield Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $399,515,800)                              $ 322,711,106
Cash                                                                  3,864
Receivables
  Cash collateral held for swap agreements                       11,772,000
  Interest and dividends                                          7,373,453
  Fund shares sold                                                  384,865
Receivable from Adviser                                              24,946
Net unrealized appreciation on swap agreements                    3,569,546
Prepaid expenses                                                      1,003
                                                              -------------
    Total assets                                                345,840,783
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased                                11,399,919
  Fund shares repurchased                                           572,357
  Investment advisory fee                                           176,983
  Distribution fee                                                   94,298
  Transfer agent fee                                                154,391
  Financial agent fee                                                23,358
  Trustees' fee                                                      10,261
Net unrealized depreciation on forward contracts                  2,851,921
Accrued expenses                                                     55,842
                                                              -------------
    Total liabilities                                            15,339,330
                                                              -------------
NET ASSETS                                                    $ 330,501,453
                                                              =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $ 558,676,498
Undistributed net investment loss                                (1,700,172)
Accumulated net realized loss                                  (150,358,731)
Net unrealized depreciation                                     (76,116,142)
                                                              -------------
NET ASSETS                                                    $ 330,501,453
                                                              =============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $288,510,589)              46,818,792
Net asset value per share                                             $6.16
Offering price per share $6.16/(1-4.75%)                              $6.47
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $39,002,408)                6,377,886
Net asset value and offering price per share                          $6.12
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,988,456)                   487,137
Net asset value and offering price per share                          $6.13

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $ 20,035,797
Dividends                                                        1,037,055
                                                              ------------
    Total investment income                                     21,072,852
                                                              ------------
EXPENSES
Investment advisory fee                                          1,150,227
Distribution fee, Class A                                          383,691
Distribution fee, Class B                                          219,267
Distribution fee, Class C                                           15,550
Financial agent fee                                                138,553
Transfer agent                                                     372,228
Printing                                                            95,885
Custodian                                                           27,559
Registration                                                        21,549
Professional                                                        17,103
Trustees                                                            12,273
Miscellaneous                                                       20,979
                                                              ------------
    Total expenses                                               2,474,864
    Custodian fees paid indirectly                                  (5,801)
                                                              ------------
    Net expenses                                                 2,469,063
                                                              ------------
NET INVESTMENT INCOME                                           18,603,789
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                (24,376,654)
Net realized loss on foreign currency transactions                  (1,662)
Net change in unrealized appreciation (depreciation) on
  investments                                                    7,093,920
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions             1,220,615
Net change in unrealized appreciation (depreciation) on swap
  agreements                                                    (3,457,006)
                                                              ------------
NET LOSS ON INVESTMENTS                                        (19,520,787)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (916,998)
                                                              ============

26                     See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            4/30/01      Year Ended
                                          (Unaudited)     10/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $ 18,603,789  $ 44,796,660
  Net realized gain (loss)                 (24,378,316)  (24,853,293)
  Net change in unrealized appreciation
    (depreciation)                           4,857,529   (26,759,041)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (916,998)   (6,815,674)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A           (19,118,680)  (39,338,693)
  Net investment income, Class B            (2,592,596)   (5,365,716)
  Net investment income, Class C              (187,394)     (313,050)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (21,898,670)  (45,017,459)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (7,747,793 and 14,011,356 shares,
    respectively)                           50,425,696   105,831,878
  Net asset value of shares issued from
    reinvestment of distributions
    (1,658,618 and 2,951,075 shares,
    respectively)                           10,626,403    21,786,927
  Cost of shares repurchased (10,018,145
    and 21,456,475 shares, respectively)   (65,160,054) (161,045,856)
                                          ------------  ------------
Total                                       (4,107,955)  (33,427,051)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares
    (1,779,286 and 2,604,794 shares,
    respectively)                           11,360,548    19,449,746
  Net asset value of shares issued from
    reinvestment of distributions
    (159,388 and 256,146 shares,
    respectively)                            1,015,989     1,881,827
  Cost of shares repurchased (2,147,216
    and 4,207,878 shares, respectively)    (13,787,488)  (31,428,696)
                                          ------------  ------------
Total                                       (1,410,951)  (10,097,123)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (285,230
    and 222,708 shares, respectively)        1,826,853     1,675,960
  Net asset value of shares issued from
    reinvestment of distributions
    (11,022 and 15,239 shares,
    respectively)                               70,471       112,292
  Cost of shares repurchased (218,750
    and 233,851 shares, respectively)       (1,401,616)   (1,746,910)
                                          ------------  ------------
Total                                          495,708        41,342
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (5,023,198)  (43,482,832)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (27,838,866)  (95,315,965)
NET ASSETS
  Beginning of period                      358,340,319   453,656,284
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($1,700,172) AND $1,594,709,
    RESPECTIVELY]                         $330,501,453  $358,340,319
                                          ============  ============

                       See Notes to Financial Statements                      27

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31
                                                    4/30/01       -----------------------------------------------------------------
                                                  (UNAUDITED)          2000          1999          1998          1997          1996
Net asset value, beginning of period               $   6.59       $    7.53     $    7.55     $    9.09     $    8.63     $    8.17
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.34            0.79          0.76          0.83          0.80          0.78
  Net realized and unrealized gain (loss)             (0.37)          (0.95)           --         (1.56)         0.46          0.46
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                (0.03)          (0.16)         0.76         (0.73)         1.26          1.24
                                                   --------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.40)          (0.78)        (0.78)        (0.81)        (0.80)        (0.78)
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.40)          (0.78)        (0.78)        (0.81)        (0.80)        (0.78)
                                                   --------       ---------     ---------     ---------     ---------     ---------
Change in net asset value                             (0.43)          (0.94)        (0.02)        (1.54)         0.46          0.46
                                                   --------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                     $   6.16       $    6.59     $    7.53     $    7.55     $    9.09     $    8.63
                                                   ========       =========     =========     =========     =========     =========
Total return(1)                                       (0.54)%(3)     (2.65)%        10.16%       (8.97)%        15.03%        15.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $288,511        $312,544      $391,057      $427,659      $532,906      $501,265

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.30%(2)(5)     1.22%(5)      1.16%(4)     1.12%          1.11%         1.17%
  Net investment income                               10.61%(2)      10.35%          9.71%        9.13%          8.76%         9.21%
Portfolio turnover rate                                  48%(3)         80%            73%         103%           167%          162%

                                                                                       CLASS B
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31
                                                    4/30/01       -----------------------------------------------------------------
                                                  (UNAUDITED)          2000          1999          1998          1997          1996
Net asset value, beginning of period                $  6.54       $    7.51     $    7.52     $    9.07     $    8.63     $    8.19
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.31            0.72          0.70          0.76          0.73          0.71
  Net realized and unrealized gain (loss)             (0.35)          (0.95)         0.01         (1.55)         0.46          0.45
                                                    -------       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                (0.04)          (0.23)         0.71         (0.79)         1.19          1.16
                                                    -------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.38)          (0.74)        (0.72)        (0.76)        (0.75)        (0.72)
                                                    -------       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.38)          (0.74)        (0.72)        (0.76)        (0.75)        (0.72)
                                                    -------       ---------     ---------     ---------     ---------     ---------
Change in net asset value                             (0.42)          (0.97)        (0.01)        (1.55)         0.44          0.44
                                                    -------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $  6.12       $    6.54     $    7.51     $    7.52     $    9.07     $    8.63
                                                    =======       =========     =========     =========     =========     =========
Total return(1)                                       (0.73)%(3)     (3.52)%         9.37%       (9.61)%        14.18%        14.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $39,002         $43,108       $59,547       $61,026       $52,184       $25,595

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.05%(2)(5)     1.97%(5)      1.91%(4)     1.88%          1.86%         1.92%
  Net investment income                                9.86%(2)       9.62%          8.94%        8.46%          8.00%         8.47%
Portfolio turnover rate                                  48%(3)         80%            73%         103%           167%          162%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not significantly differ for Class B and Class C.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

28                     See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS C
                                                  ------------------------------------------------------
                                                  SIX MONTHS                                     FROM
                                                     ENDED         YEAR ENDED OCTOBER 31      INCEPTION
                                                    4/30/01       -----------------------     2/27/98 TO
                                                  (UNAUDITED)          2000          1999      10/31/98
Net asset value, beginning of period                $ 6.56        $    7.53     $    7.54       $ 9.31
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.31             0.73          0.71         0.50
  Net realized and unrealized gain (loss)            (0.36)           (0.96)           --        (1.76)
                                                    ------        ---------     ---------       ------
      TOTAL FROM INVESTMENT OPERATIONS               (0.05)           (0.23)         0.71        (1.26)
                                                    ------        ---------     ---------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.38)           (0.74)        (0.72)       (0.51)
                                                    ------        ---------     ---------       ------
      TOTAL DISTRIBUTIONS                            (0.38)           (0.74)        (0.72)       (0.51)
                                                    ------        ---------     ---------       ------
Change in net asset value                            (0.43)           (0.97)        (0.01)       (1.77)
                                                    ------        ---------     ---------       ------
NET ASSET VALUE, END OF PERIOD                      $ 6.13        $    6.56     $    7.53       $ 7.54
                                                    ======        =========     =========       ======
Total return(1)                                      (0.90)%(3)      (3.51)%         9.38%      (14.09)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $2,988           $2,689        $3,052       $1,669

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  2.05%(2)(4)     1.97%(4)       1.91%(4)     1.88%(2)
  Net investment income                               9.84%(2)        9.69%          8.85%        8.94%(2)
Portfolio turnover rate                                 48%(3)          80%            73%         103%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      29

PHOENIX-GOODWIN MONEY MARKET FUND

                         INVESTMENTS AT APRIL 30, 2001
                                  (UNAUDITED)

 FACE
 VALUE                                                  INTEREST  MATURITY
 (000)                  DESCRIPTION                       RATE      DATE        VALUE
-------                 -----------                     --------  ---------  ------------
FEDERAL AGENCY SECURITIES--8.6%
 2,690   Freddie Mac..............................        5.16%     5/3/01   $  2,689,229
 3,800   FHLB Discount Note.......................        4.50     5/16/01      3,792,875
 2,500   Fannie Mae Discount Note.................        4.25      6/5/01      2,489,670
 2,500   Freddie Mac Discount Note(c).............        5.75     6/15/01      2,501,587
 1,941   Federal Farm Credit Bank(c)..............        5.88      7/2/01      1,939,772
 5,000   Freddie Mac Discount Note................        4.58     7/27/01      4,944,658
-----------------------------------------------------------------------------------------
                                                                               18,357,791
TOTAL FEDERAL AGENCY SECURITIES
-----------------------------------------------------------------------------------------

                                                                    RESET
                                                                    DATE
                                                                  ---------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--7.3%
   384   SBA (Final Maturity 1/25/21).............        5.50      5/1/01        383,487
 2,098   SBA (Final Maturity 3/25/24).............       5.375      5/1/01      2,096,865
 1,500   SLMA (Final Maturity 7/19/01)............       4.191      5/1/01      1,500,000
 1,858   SBA (Final Maturity 10/25/22)............        5.50      7/1/01      1,855,575
 2,669   SBA (Final Maturity 11/25/21)............       5.625      7/1/01      2,667,314
 2,640   SBA (Final Maturity 2/25/23).............        5.50      7/1/01      2,640,283
 1,300   SBA (Final Maturity 2/25/23).............        5.50      7/1/01      1,300,481
   328   SBA (Final Maturity 5/25/21).............        5.50      7/1/01        327,619
 2,675   SBA (Final Maturity 9/25/23).............       5.375      7/1/01      2,674,952
-----------------------------------------------------------------------------------------
                                                                               15,446,576
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
-----------------------------------------------------------------------------------------

                                                     STANDARD
                                                      & POORS              MATURITY
                                                      RATING                 DATE
                                                    -----------            ---------
COMMERCIAL PAPER--71.9%
 9,960   Cargill. Inc.............................      A-1        4.70      5/1/01      9,960,000
   930   General Electric Capital Corp............     A-1+        5.20      5/1/01        930,000
 FACE                                                STANDARD
VALUE                                                & POORS     INTEREST  MATURITY
(000)                  DESCRIPTION                    RATING      RATE       DATE        VALUE
-------                -----------                  -----------  --------  ---------  ------------
   500   Marsh USA, Inc...........................     A-1+        4.68%     5/1/01   $    500,000
 1,025   Alcoa....................................      A-1        5.00      5/2/01      1,024,858
 2,500   Preferred Receivables Funding Corp.......      A-1        4.50      5/2/01      2,499,687
 2,500   Receivables Capital Corp.................     A-1+        6.43      5/2/01      2,499,553
 3,500   Special Purpose Accounts Receivable
         Corp.....................................      A-1        4.95      5/2/01      3,499,519
 2,297   Enterprise Funding.......................     A-1+        5.07      5/3/01      2,296,353
 2,500   Goldman Sachs Group L.P..................      A-1        4.55      5/3/01      2,499,368
   700   Kimberly Clark Corp......................      A-1        4.50      5/3/01        699,825
 2,875   Ford Motor Credit Co.....................      A-1        5.03      5/4/01      2,873,795
 2,500   Preferred Receivables Funding Corp.......      A-1        5.05      5/4/01      2,498,948
 1,200   Asset Securitization Corp................     A-1+        4.60      5/7/01      1,199,080
 1,292   Delaware Funding.........................      A-1        5.00      5/7/01      1,290,923
 2,500   Private Export Funding Corp..............     A-1+        5.18      5/7/01      2,497,842
 1,400   Heinz (H.J) Co...........................      A-1        5.00      5/8/01      1,398,639
 4,900   Gannett Co., Inc.........................      A-1        4.45      5/9/01      4,895,154
   900   General Electric Capital Corp............     A-1+        5.19      5/9/01        898,962
 4,925   General Electric Capital Corp............     A-1+        5.20      5/9/01      4,919,309
 1,765   Special Purpose Accounts Receivable
         Corp.....................................      A-1        5.03      5/9/01      1,763,027
   753   General Electric Capital Corp............     A-1+        5.00     5/10/01        752,059
 2,500   Honeywell International, Inc.............      A-1        4.99     5/10/01      2,496,881

30                     See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

 FACE                                                STANDARD
VALUE                                                & POORS     INTEREST  MATURITY
(000)                  DESCRIPTION                    RATING      RATE       DATE        VALUE
-------                -----------                  -----------  --------  ---------  ------------
 3,750   Merrill Lynch & Co.......................     A-1+        4.50%    5/10/01   $  3,745,781
 2,832   Exxon Imperial U.S., Inc.................     A-1+        4.50     5/11/01      2,828,460
 2,500   Alcoa, Inc...............................      A-1        4.45     5/14/01      2,495,983
 2,500   Marsh USA, Inc...........................      A-1        5.20     5/14/01      2,495,306
 3,000   BellSouth Corp...........................     A-1+        5.05     5/15/01      2,994,108
   527   Lexington Parker Capital Co..............      A-1        5.26     5/15/01        525,922
 2,000   S.B.C. Communications Inc................     A-1+        4.60     5/16/01      1,996,167
 1,000   Cargill. Inc.............................      A-1        5.20     5/18/01        997,544
 2,500   Pfizer, Inc..............................     A-1+        4.40     5/22/01      2,493,583
   766   Enterprise Funding.......................     A-1+        4.55     5/23/01        763,870
 2,500   Heinz (H.J) Co...........................      A-1        4.90     5/23/01      2,492,514
 2,860   S.B.C. Communications Inc................     A-1+        4.43     5/24/01      2,851,905
 1,500   Enterprise Funding.......................     A-1+        5.00     5/25/01      1,495,000
 2,500   BellSouth Corp...........................     A-1+        4.78     5/29/01      2,490,706
 2,890   Heinz (H.J) Co...........................      A-1        4.75     5/30/01      2,878,942
 2,500   Schering-Plough Corp.....................     A-1+        6.29     5/30/01      2,487,333
 3,500   Preferred Receivables Funding Corp.......      A-1        4.40      6/1/01      3,486,739
 1,019   BellSouth Corp...........................     A-1+        4.30      6/5/01      1,014,740
 3,620   Exxon Imperial U.S., Inc.................     A-1+        4.81      6/7/01      3,602,104
 4,000   Asset Securitization Corp................     A-1+        4.32      6/8/01      3,981,760
 2,500   Dupont (E.I.) de Nemours & Co............     A-1+        4.75      6/8/01      2,487,465
 2,500   BellSouth Corp...........................     A-1+        4.75     6/12/01      2,486,146
 5,300   AT&T Corp................................      A-1        7.27     6/14/01      5,301,178
 3,500   Enterprise Funding.......................     A-1+        4.79     6/14/01      3,479,509
 1,020   Private Export Funding Corp..............     A-1+        5.15     6/14/01      1,013,580
 2,500   CXC, Inc.................................     A-1+        4.75     6/19/01      2,483,837
 2,500   Du Pont (E.I.) de Nemours & Co...........     A-1+        4.71     6/20/01      2,483,646
 FACE                                                STANDARD
VALUE                                                & POORS     INTEREST  MATURITY
(000)                  DESCRIPTION                    RATING      RATE       DATE        VALUE
-------                -----------                  -----------  --------  ---------  ------------
 2,500   Exxon Imperial U.S., Inc.................     A-1+        4.70%    6/22/01   $  2,483,028
 5,000   Sysco Corp...............................     A-1+        4.35     6/25/01      4,966,771
 3,000   Private Export Funding Corp..............     A-1+        4.68     6/27/01      2,977,770
 3,500   Household Finance Corp...................      A-1        4.23      7/6/01      3,472,857
 3,500   General Electric Capital Corp............     A-1+        4.60     7/10/01      3,468,694
 5,485   Schering-Plough Corp.....................     A-1+        4.25     7/10/01      5,439,673
 1,505   Private Export Funding Corp..............     A-1+        4.65     7/12/01      1,491,003
   500   Lexington Parker Capital Co..............      A-1        4.75     7/24/01        494,458
 2,500   Lexington Parker Capital Co..............      A-1        4.75     7/25/01      2,471,962
 4,320   National Rural Utilities Cooperative
         Finance Corp.............................     A-1+        6.20     8/17/01      4,239,648
--------------------------------------------------------------------------------------------------
                                                                                       153,253,474
TOTAL COMMERCIAL PAPER
--------------------------------------------------------------------------------------------------

MEDIUM-TERM NOTES(c)--9.0%
 2,500   Merrill Lynch & Co.......................      AA-        7.09     5/14/01      2,501,389
 2,500   National Rural Utilities Cooperative
         Finance Corp.(b).........................      AA-        4.80     7/20/01      2,500,000
 3,750   Wal-Mart Stores, Inc.....................      AA         6.15     8/10/01      3,759,873
 3,500   Associates Corp.(b)......................      AA-        5.40     8/27/01      3,500,783
 2,000   Bank of America Corp.....................      A+         7.00     9/15/01      2,013,402
 2,500   Beta Finance, Inc........................      AAA        5.26     2/25/02      2,500,000
 2,500   Bank of America Corp.(b).................      A+        5.043     3/19/02      2,502,845
--------------------------------------------------------------------------------------------------
                                                                                        19,278,292
TOTAL MEDIUM-TERM NOTES
--------------------------------------------------------------------------------------------------

VARIABLE MONEY MARKET CERTIFICATES(b)--2.0%
 1,500   AT&T Corp................................      A-1        5.01     6/14/01      1,499,801

                       See Notes to Financial Statements                      31

Phoenix-Goodwin Money Market Fund

 FACE                                                STANDARD
VALUE                                                & POORS     INTEREST  MATURITY
(000)                  DESCRIPTION                    RATING      RATE       DATE        VALUE
-------                -----------                  -----------  --------  ---------  ------------
 2,750   AT&T Corp................................      A-1        5.03%    6/14/01   $  2,749,871
--------------------------------------------------------------------------------------------------
                                                                                         4,249,672
TOTAL VARIABLE MONEY MARKET CERTIFICATES
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $210,585,805)                                                         210,585,805(a)
Other assets and liabilities, net--1.2%                                                  2,587,549
                                                                                      ------------
NET ASSETS--100.0%                                                                    $213,173,354
                                                                                      ============

(a) Federal Income Tax Information: At April 30, 2001, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c)  The interest rate shown is the coupon rate.

32                     See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $210,585,805)                              $210,585,805
Cash                                                             1,438,955
Receivables
  Fund shares sold                                               2,978,285
  Interest                                                         850,198
  Investment securities sold                                       379,726
Prepaid expenses                                                       342
                                                              ------------
    Total assets                                               216,233,311
                                                              ------------
LIABILITIES
Payables
  Fund shares repurchased                                        2,686,720
  Dividend distribution                                            134,791
  Investment advisory fee                                           82,480
  Transfer agent fee                                                52,916
  Financial agent fee                                               17,129
  Distribution fee                                                  15,972
  Trustees' fee                                                     10,261
Accrued expenses                                                    59,688
                                                              ------------
    Total liabilities                                            3,059,957
                                                              ------------
NET ASSETS                                                    $213,173,354
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $213,173,354
                                                              ------------
NET ASSETS                                                    $213,173,354
                                                              ============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $189,102,239)            189,102,239
Net asset value and offering price per share                         $1.00
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $21,463,393)              21,463,393
Net asset value and offering price per share                         $1.00
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,607,722)                2,607,722
Net asset value and offering price per share                         $1.00

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $  5,939,432
                                                              ------------
    Total investment income                                      5,939,432
                                                              ------------
EXPENSES
Investment advisory fee                                            390,538
Distribution fee, Class B                                           64,952
Distribution fee, Class C                                           10,598
Financial agent fee                                                 96,599
Transfer agent                                                     258,666
Printing                                                            65,581
Registration                                                        33,268
Custodian                                                           14,404
Trustees                                                            12,273
Professional                                                        11,714
Miscellaneous                                                        6,454
                                                              ------------
    Total expenses                                                 965,047
    Less expenses borne by investment adviser                      (55,164)
    Custodian fees paid indirectly                                  (3,209)
                                                              ------------
    Net expenses                                                   906,674
                                                              ------------
NET INVESTMENT INCOME                                         $  5,032,758
                                                              ============

                       See Notes to Financial Statements                      33

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                              Six Months
                                                Ended
                                               4/30/01         Year Ended
                                             (Unaudited)        10/31/00
                                            --------------   --------------
FROM OPERATIONS
  NET INVESTMENT INCOME (LOSS)               $  5,032,758     $ 11,579,094
                                             ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A               (4,607,729)     (10,631,671)
  Net investment income, Class B                 (382,600)        (907,312)
  Net investment income, Class C                  (42,429)         (40,111)
                                             ------------     ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS              (5,032,758)     (11,579,094)
                                             ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (347,829,629 and 1,338,655,413
    shares, respectively)                     347,829,629    1,338,655,413
  Net asset value of shares issued from
    reinvestment of distributions
    (4,272,268 and 9,576,749 shares,
    respectively)                               4,272,268        9,576,749
  Cost of shares repurchased
    (327,124,759 and 1,389,172,903
    shares, respectively)                    (327,124,759)   (1,389,172,903)
                                             ------------     ------------
Total                                          24,977,138      (40,940,741)
                                             ------------     ------------
CLASS B
  Proceeds from sales of shares
    (24,624,078 and 74,694,373 shares,
    respectively)                              24,624,078       74,694,373
  Net asset value of shares issued from
    reinvestment of distributions
    (325,783 and 742,970 shares,
    respectively)                                 325,783          742,970
  Cost of shares repurchased (22,102,709
    and 76,874,626 shares, respectively)      (22,102,709)     (76,874,626)
                                             ------------     ------------
Total                                           2,847,152       (1,437,283)
                                             ------------     ------------
CLASS C
  Proceeds from sales of shares
    (10,101,036 and 4,634,976 shares,
    respectively)                              10,101,036        4,634,976
  Net asset value of shares issued from
    reinvestment of distributions
    (31,695 and 34,202 shares,
    respectively)                                  31,695           34,202
  Cost of shares repurchased (8,959,546
    and 3,379,563 shares, respectively)        (8,959,546)      (3,379,563)
                                             ------------     ------------
Total                                           1,173,185        1,289,615
                                             ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                         28,997,475      (41,088,409)
                                             ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS        28,997,475      (41,088,409)

NET ASSETS
  Beginning of period                         184,175,879      225,264,288
                                             ------------     ------------
  END OF PERIOD                              $213,173,354     $184,175,879
                                             ============     ============

34                     See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED OCTOBER 31
                                                    4/30/01       ------------------------------------------------------------
                                                  (UNAUDITED)         2000         1999         1998         1997         1996
Net asset value, beginning of period               $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.026          0.054        0.044        0.049        0.048        0.047
                                                   --------       --------     --------     --------     --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                0.026          0.054        0.044        0.049        0.048        0.047
                                                   --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.026)        (0.054)      (0.044)      (0.049)      (0.048)      (0.047)
                                                   --------       --------     --------     --------     --------     --------
Change in net asset value                                --             --           --           --           --           --
                                                   --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ========       ========     ========     ========     ========     ========
Total return                                           2.62%(2)       5.59%        4.47%        5.00%        4.76%        4.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $189,102       $164,125     $205,066     $195,292     $188,695     $192,859

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   0.85%(1)(3)(4)     0.80%(3)     0.77%(3)     0.73%     0.79%       0.84%
  Net investment income                                5.23%(1)       5.41%        4.41%        4.90%        4.76%        4.68%

                                                                                    CLASS B
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED OCTOBER 31
                                                    4/30/01       ------------------------------------------------------------
                                                  (UNAUDITED)         2000         1999         1998         1997         1996
Net asset value, beginning of period                $  1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.022          0.047        0.036        0.041        0.040        0.039
                                                    -------       --------     --------     --------     --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                0.022          0.047        0.036        0.041        0.040        0.039
                                                    -------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.022)        (0.047)      (0.036)      (0.041)      (0.040)      (0.039)
                                                    -------       --------     --------     --------     --------     --------
Change in net asset value                                --             --           --           --           --           --
                                                    -------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $  1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    =======       ========     ========     ========     ========     ========
Total return                                           2.24%(2)       4.80%        3.69%        4.22%        4.02%        3.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $21,463        $18,616      $20,054      $19,978      $15,013      $10,223

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.60%(1)(3)(4)     1.56%(3)     1.52%(3)     1.48%     1.55%       1.59%
  Net investment income                                4.42%(1)       4.65%        3.66%        4.15%        4.02%        3.92%

(1)  Annualized.
(2)  Not annualized.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.91% and 1.65% for Class A and B, respectively.

                       See Notes to Financial Statements                      35

Phoenix-Goodwin Money Market Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS C
                                                           -------------------------------------------------
                                                           SIX MONTHS                               FROM
                                                              ENDED                YEAR           INCEPTION
                                                             4/30/01              ENDED          10/12/99 TO
                                                           (UNAUDITED)           10/31/00         10/31/99
Net asset value, beginning of period                         $  1.00              $ 1.00           $  1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                 0.021               0.044             0.003
                                                             -------              ------           -------
      TOTAL FROM INVESTMENT OPERATIONS                         0.021               0.044             0.003
                                                             -------              ------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.021)             (0.044)           (0.003)
                                                             -------              ------           -------
Change in net asset value                                         --                  --                --
                                                             -------              ------           -------
NET ASSET VALUE, END OF PERIOD                               $  1.00              $ 1.00           $  1.00
                                                             =======              ======           =======
Total return(1)                                                 2.11%(2)            4.55%             0.19%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $2,608              $1,435              $145

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                            1.85%(1)(3)(4)      1.83%(3)          1.82%(1)(3)
  Net investment income                                         4.02%(1)            4.56%             3.95%(1)

(1)  Annualized.
(2)  Not annualized.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.88%.

36                     See Notes to Financial Statements

PHOENIX-OAKHURST BALANCED FUND

                         INVESTMENTS AT APRIL 30, 2001
                                  (UNAUDITED)

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------
U.S. GOVERNMENT SECURITIES--2.7%

U.S. TREASURY BONDS--0.0%
U.S. Treasury Bonds 5.25%, 2/15/29......     AAA     $    750  $      683,190

U.S. TREASURY NOTES--2.7%
U.S. Treasury Notes 5.75%, 8/15/10......     AAA        1,900       1,947,777
U.S. Treasury Notes, 5%, 2/15/11........     AAA       35,100      34,211,549
                                                               --------------
                                                                   36,159,326
                                                               --------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $37,203,013)                                      36,842,516
-----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--3.7%

GNMA 6.50%, '23-'28.....................     AAA       50,418      50,209,565
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $49,544,441)                                      50,209,565
-----------------------------------------------------------------------------
AGENCY NON MORTGAGE-BACKED SECURITIES--0.5%

Freddie Mac 6.625%, 9/15/09.............     AAA        7,000       7,296,184
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,992,042)                                        7,296,184
-----------------------------------------------------------------------------
MUNICIPAL BONDS--6.5%

CALIFORNIA--2.3%
Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.50%, 10/1/19..........................     AAA        1,100       1,052,788

Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.60%, 10/1/29..........................     AAA        2,750       2,582,277

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06..................     AAA        3,820       3,913,590
Kern County Pension Obligation Revenue
Taxable 7.26%, 8/15/14..................     AAA        2,580       2,743,495
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------
CALIFORNIA--CONTINUED

Los Angeles County Pension Obligation
Taxable Series A 8.49% 6/30/04..........     AAA     $  2,000  $    2,196,480

Pasadena Pension Funding Revenue Taxable
Series A 6.95%, 5/15/07.................     AAA        1,915       2,019,942

Pasadena Pension Funding Revenue Taxable
Series A 7%, 5/15/08....................     AAA        3,435       3,629,112

Pasadena Pension Funding Revenue Taxable
Series A 7.05%, 5/15/09.................     AAA        2,500       2,639,500

Pasadena Pension Funding Revenue Taxable
Series A 7.15%, 5/15/11.................     AAA          565         597,595

San Bernardino County Pension Obligation
Revenue Taxable 6.87%, 8/1/08...........     AAA        1,530       1,606,928

Sonoma County Pension Obligation Revenue
Taxable 6.625%, 6/1/13..................     AAA        4,265       4,312,427

Ventura County Pension Obligation
Taxable 6.58%, 11/1/06..................     AAA        3,560       3,705,604
                                                               --------------
                                                                   30,999,738
                                                               --------------

COLORADO--0.1%
Denver City and County School District
01 Pension Taxable 6.76%, 12/15/07......     AAA        2,000       2,090,160

FLORIDA--1.2%
Miami Beach Special Obligation Revenue
Taxable 8.60%, 9/1/21...................     AAA       11,675      12,499,955

Tampa Solid Waste System Revenue Taxable
Series A 6.23%, 10/1/05.................     AAA        1,970       1,996,575

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20..........     AAA        2,120       2,155,362
                                                               --------------
                                                                   16,651,892
                                                               --------------

                       See Notes to Financial Statements                      37

Phoenix-Oakhurst Balanced Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------
MASSACHUSETTS--0.2%
Massachusetts Port Authority Revenue
Taxable Series C 6.05%, 7/1/02..........     AA-     $  3,340  $    3,385,558

NEW JERSEY--0.4%
New Jersey Sports & Exposition Authority
Taxable Series A 6.75%, 3/01/12.........     AAA        5,000       5,040,400

NEW YORK--0.7%
New York State Taxable Series C 6.35%,
3/1/07..................................     AAA        8,790       8,912,181

OREGON--0.3%
Multnomah County Pension Revenue Taxable
7.25%, 6/01/11..........................   Aaa(d)       3,000       3,149,940

Portland Pension Revenue Taxable Series
C 7.32%, 6/1/08.........................   Aaa(d)       1,000       1,063,170
                                                               --------------
                                                                    4,213,110
                                                               --------------

PENNSYLVANIA--0.7%
Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17..................     AAA        9,245       8,919,668

TEXAS--0.6%
Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.50%, 11/1/09..........................     AAA        1,900       1,917,461

Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.60%, 11/1/12..........................     AAA        5,750       5,735,568
                                                               --------------
                                                                    7,653,029
                                                               --------------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $86,558,705)                                      87,865,736
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.1%
AESOP Funding II LLC 97-1A, A2 6.40%,
10/20/03................................     AAA        9,250       9,428,552

Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28........     AAA        3,000       2,994,990

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02........................     A+         5,020       5,073,337

Case Equipment Loan Trust 98-A, A4
5.83%, 2/15/05..........................     AAA        4,509       4,525,607

Ford Credit Auto Owner Trust 99-B, A4
5.80%, 6/15/02..........................     AAA        1,604       1,607,653
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------

Ford Credit Auto Owner Trust 98-C, B
6.06%, 2/15/03..........................     AA      $  5,000  $    5,044,745

Green Tree Financial Corp. 96-2, M1
7.60%, 4/15/27..........................     AA-        9,250       9,290,870

Green Tree Financial Corp. 96-7, M1
7.70%, 10/15/27.........................     AA-        1,500       1,521,563

Green Tree Financial Corp. 97-2, M1
7.54%, 6/15/28..........................     AA         5,750       5,678,785

Premier Auto Trust 98-3, B 6.14%,
9/8/04..................................     A+         4,000       4,054,867

WFS Financial Ownership Trust 00-C, A3
7.07%, 2/20/05..........................     AAA        5,500       5,672,313
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $54,514,632)                                      54,893,282
-----------------------------------------------------------------------------
CORPORATE BONDS--4.6%

AIRLINES--0.3%
Northwest Airlines Corp. Series 2000-1
Class G 8.072%, 10/1/19.................     AAA        3,602       3,949,612

BANKS (MAJOR REGIONAL)--0.4%
U.S. Bank of Minnesota N.A. 6.30%,
7/15/08.................................      A         3,000       2,971,200

Wachovia Corp. 5.625%, 12/15/08.........      A         3,000       2,797,392
                                                               --------------
                                                                    5,768,592
                                                               --------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
CSC Holdings, Inc. 7.25%, 7/15/08.......     BB+        2,665       2,592,158

Charter Communications Holdings LLC
8.625%, 4/1/09..........................     B+         2,000       1,955,000
                                                               --------------
                                                                    4,547,158
                                                               --------------

COMPUTERS (SOFTWARE & SERVICES)--0.3%
Computer Associates International, Inc.
Series B 6.375%, 4/15/05................    BBB+        3,590       3,459,629

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.8%
Horseshoe Gaming Holdings Corp. Series B
8.625%, 5/15/09.........................     B+         2,500       2,518,750

Isle of Capri Casinos, Inc. 8.75%,
4/15/09.................................      B         2,000       1,862,500

MGM Mirage, Inc. 9.75%, 6/1/07..........     BB+        1,650       1,765,500

38                     See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--CONTINUED
Park Place Entertainment Corp. 9.375%,
2/15/07.................................     BB+     $  4,000  $    4,190,000
                                                               --------------
                                                                   10,336,750
                                                               --------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
Tenet Healthcare Corp. 8%, 1/15/05......     BB+        3,365       3,499,600
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
Boston Scientific Corp. 6.625%,
3/15/05.................................     BBB        3,250       3,036,384

HEALTH CARE (SPECIALIZED SERVICES)--0.2%
HEALTHSOUTH Corp. 10.75%, 10/1/08.......     BB+        2,500       2,691,647

INSURANCE (MULTI-LINE)--0.1%
Willis Corroon Corp. 9%, 2/1/09.........     B+           740         728,900

LEISURE TIME (PRODUCTS)--0.2%
Bally Total Fitness Holding Corp. Series
D 9.875%, 10/15/07......................     B-         2,900       2,863,750

PAPER & FOREST PRODUCTS--0.2%
Buckeye Technologies, Inc. 9.25%,
9/15/08.................................     BB-        2,265       2,281,988

SERVICES (COMMERCIAL & CONSUMER)--0.2%
United Rentals, Inc. Series B 9.50%,
6/1/08..................................     BB-          935         822,800

United Rentals, Inc. Series B 8.80%,
8/15/08.................................     BB-        1,570       1,338,425
                                                               --------------
                                                                    2,161,225
                                                               --------------

SHIPPING--0.2%
Teekay Shipping Corp. 8.32%, 2/1/08.....     BB+        2,640       2,653,200

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
Nextlink Communications, Inc. 10.75%,
11/15/08................................      B         2,000       1,000,000

Williams Communications Group, Inc.
10.875%, 10/1/09........................     B+         2,350       1,045,750
                                                               --------------
                                                                    2,045,750
                                                               --------------

TELEPHONE--0.5%
Century Telephone Enterprises, Inc.
Series F 6.30%, 1/15/08.................    BBB+        3,000       2,828,079

Qwest Communications International, Inc.
Series B 7.50%, 11/1/08.................    BBB+        4,300       4,400,654
                                                               --------------
                                                                    7,228,733
                                                               --------------
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------

TEXTILES (HOME FURNISHINGS)--0.2%
Westpoint Stevens, Inc. 7.875%,
6/15/05.................................     BB-     $  3,465  $    2,070,338

TRUCKS & PARTS--0.1%
Cummins Engine, Inc. 6.45%, 3/1/05......     BBB        2,060       1,953,797
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $64,783,003)                                      61,277,053
-----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--10.4%

CS First Boston Mortgage Securities
Corp. 97-C2, B 6.72%, 11/17/07..........    Aa(d)       9,000       9,171,567

CS First Boston Mortgage Securities
Corp. 98-C1, A1B 6.48%, 5/17/08.........     AAA        7,900       7,979,371

Commercial Mortgage Asset Trust 99-C1, D
7.35%, 10/17/13.........................     BBB        2,100       2,013,277

DLJ Commercial Mortgage Corp. 99-CG1,
A1B 6.46%, 1/10/09......................   Aaa(d)      10,300      10,401,321

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31.....................   Aaa(d)       3,000       2,995,179

DLJ Mortgage Acceptance Corp. 96-CF1,
A1B 7.58%, 2/12/06......................     AAA        6,550       6,980,938

DLJ Mortgage Acceptance Corp. 97-CF2, A2
6.84%, 9/15/07..........................     AA           750         770,098

First Union - Lehman Brothers Commercial
Mortgage 97-C1, B 7.43%, 4/18/07........    Aa(d)      11,807      12,267,293

Fleet Credit Card Master Trust II,
2000-C, A 7.02%, 2/15/08................     AAA        8,135       8,524,821

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26.................     AA         5,118       5,118,062

GMAC Commercial Mortgage Securities,
Inc. 97-C2, B 6.703%, 12/15/07..........    Aa(d)       6,500       6,573,632

J.P. Morgan Chase Commercial Mortgage
Securities 01-CIBC, A3 6.26%, 4/15/33...     AAA        7,015       6,834,419

LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08..............     AAA       10,060       9,980,503

                       See Notes to Financial Statements                      39

Phoenix-Oakhurst Balanced Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------
LB Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 9/15/09...............   Aaa(d)    $  4,855  $    5,091,681

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07.................................     AA+       10,825      11,130,489

Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05................................     AA         6,157       6,393,640
Prudential Home Mortgage Securities
93-L, 2B3 6.641%, 12/25/23..............    A(d)        5,000       5,019,531

Residential Funding Mortgage Securities
I 96-S8, A4 6.75%, 3/25/11..............     AAA        1,681       1,695,002

Residential Funding Mortgage Securities
I 96-S1, A11 7.10%, 1/25/26.............     AAA        6,480       6,490,008

Residential Funding Mortgage Securities
I 96-S4, M1 7.25%, 2/25/26..............     AA+        5,528       5,547,961

Securitized Asset Sales, Inc. 93-J, 2B
6.808%, 11/28/23........................   AAA(d)       8,788       8,679,984
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $136,948,525)                                    139,658,777
-----------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--5.0%

CHILE--0.3%
Republic of Chile 6.875%, 4/28/09.......     A-         4,100       4,089,750

CROATIA--0.5%
Croatia Series A 6.25%, 7/31/10(e)......    BBB-        5,013       4,837,940
Croatia Series B 6.25%, 7/31/06(e)......    BBB-        2,416       2,358,769
                                                               --------------
                                                                    7,196,709
                                                               --------------

EL SALVADOR--0.6%
Republic of El Salvador 144A 9.50%,
8/15/06(c)..............................     BB+        7,000       7,472,500
MEXICO--1.5%
United Mexican States Global Bond 8.375%
1/14/11.................................     BB+        7,650       7,598,362

United Mexican States Global Bond
8.125%, 12/30/19........................     BB+       14,000      12,754,000
                                                               --------------
                                                                   20,352,362
                                                               --------------
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------

POLAND--1.3%
Poland Bearer PDI 6%, 10/27/14(e).......    BBB+     $ 17,470  $   17,131,519

SOUTH KOREA--0.3%
Republic of Korea 8.875%, 4/15/08.......     BBB        4,000       4,402,500

URUGUAY--0.5%
Republic of Uruguay 7.25%, 5/4/09.......    BBB-        6,900       6,417,000
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $64,642,108)                                      67,062,340
-----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--1.7%

BERMUDA--0.2%
Global Crossing Holdings Ltd. 9.125%,
11/15/06................................     BB         3,000       2,865,000

CAYMAN ISLANDS--0.4%
Pemex Finance Ltd. 7.33%, 5/15/12.......     AAA        5,225       5,458,401

CHILE--0.5%
Compania Sud Americana de Vapores 144A
7.375%, 12/8/03(c)......................     BBB        4,500       4,567,500

Petropower I Funding Trust 144A 7.36%,
2/15/14(c)..............................     BBB        2,305       2,120,685
                                                               --------------
                                                                    6,688,185
                                                               --------------

MEXICO--0.2%
Cemex SA de CV 144A 8.625%,
7/18/03(c)..............................    BBB-          500         515,000

Grupo Iusacell SA de CV 14.25%,
12/1/06.................................     B+         2,000       2,080,000
                                                               --------------
                                                                    2,595,000
                                                               --------------

NETHERLANDS--0.4%
Deutsche Telekom International Finance
BV 8%, 6/15/10..........................     A-         3,300       3,376,616

HSBC Capital Funding LP 144A 9.547%,
12/29/49(c).............................     A-         2,000       2,254,066
                                                               --------------
                                                                    5,630,682
                                                               --------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $22,536,056)                                      23,237,268
-----------------------------------------------------------------------------

40                     See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                                      SHARES       VALUE
                                                     --------  --------------
PREFERRED STOCKS--0.6%

AGENCY NON MORTGAGE-BACKED SECURITIES--0.6%
Home Ownership Funding Corp. II Pfd.
144A 13.338%(c)(e)......................               10,000  $    7,506,875
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $7,588,565)                                        7,506,875
-----------------------------------------------------------------------------
COMMON STOCKS--56.2%
AEROSPACE/DEFENSE--1.1%
General Dynamics Corp...................              135,000      10,405,800
Northrop Grumman Corp...................               49,400       4,458,350
                                                               --------------
                                                                   14,864,150
                                                               --------------
AIR FREIGHT--0.4%
FedEx Corp.(b)..........................              140,100       5,894,007

BANKS (MAJOR REGIONAL)--2.3%
FleetBoston Financial Corp..............              445,600      17,097,672
Wells Fargo & Co........................              303,600      14,260,092
                                                               --------------
                                                                   31,357,764
                                                               --------------
BANKS (MONEY CENTER)--1.4%
Bank of America Corp....................              338,500      18,956,000
BEVERAGES (NON-ALCOHOLIC)--1.8%
PepsiCo., Inc...........................              561,500      24,599,315

BROADCASTING (TELEVISION, RADIO & CABLE)--1.6%
AT&T Corp.- Liberty Media Corp. Class
A(b)....................................              333,400       5,334,400
Clear Channel Communications, Inc.(b)...              287,400      16,036,920
                                                               --------------
                                                                   21,371,320
                                                               --------------
CHEMICALS--0.5%
Du Pont (E.I.) de Nemours & Co..........              140,000       6,326,600

CHEMICALS (SPECIALTY)--0.2%
Ecolab, Inc.............................               65,000       2,458,950

COMMUNICATIONS EQUIPMENT--1.0%
ADC Telecommunications, Inc.(b).........              241,800       1,815,918
ADTRAN, Inc.(b).........................              147,900       4,045,065
American Tower Corp. Class A(b).........              112,300       3,009,640
Harris Corp.............................              155,000       4,456,250
                                                               --------------
                                                                   13,326,873
                                                               --------------

COMPUTERS (HARDWARE)--1.3%
International Business Machines Corp....              151,900      17,489,766

                                                      SHARES       VALUE
                                                     --------  --------------

COMPUTERS (NETWORKING)--0.9%
Cisco Systems, Inc.(b)..................              686,200  $   11,651,676

COMPUTERS (PERIPHERALS)--0.4%
Maxtor Corp.(b).........................              611,000       4,875,780

COMPUTERS (SOFTWARE & SERVICES)--3.2%
Computer Associates International,
Inc.....................................              299,800       9,650,562
Microsoft Corp.(b)......................              496,600      33,644,650
                                                               --------------
                                                                   43,295,212
                                                               --------------

DISTRIBUTORS (FOOD & HEALTH)--2.6%
Cardinal Health, Inc....................              295,050      19,886,370
McKesson HBOC, Inc......................              481,000      14,834,040
                                                               --------------
                                                                   34,720,410
                                                               --------------

ELECTRIC COMPANIES--0.7%
Duke Energy Corp........................              190,000       8,884,400

ELECTRICAL EQUIPMENT--2.8%
General Electric Co.....................              787,200      38,202,816

ELECTRONICS (INSTRUMENTATION)--0.5%
Agilent Technologies, Inc.(b)...........              114,900       4,482,249
Credence Systems Corp.(b)...............              116,600       2,769,250
                                                               --------------
                                                                    7,251,499
                                                               --------------

ELECTRONICS (SEMICONDUCTORS)--1.3%
Altera Corp.(b).........................              291,500       7,372,035
Intel Corp..............................              144,500       4,466,495
Micron Technology, Inc.(b)..............              130,400       5,917,552
                                                               --------------
                                                                   17,756,082
                                                               --------------

ENTERTAINMENT--1.9%
AOL Time Warner, Inc.(b)................              209,800      10,594,900
Viacom, Inc. Class B(b).................              284,300      14,800,658
                                                               --------------
                                                                   25,395,558
                                                               --------------

EQUIPMENT (SEMICONDUCTORS)--1.8%
Applied Materials, Inc.(b)..............              117,500       6,415,500
Lam Research Corp.(b)...................              329,400       9,750,240
Novellus Systems, Inc.(b)...............               59,000       3,253,850
Teradyne, Inc.(b).......................              110,000       4,345,000
                                                               --------------
                                                                   23,764,590
                                                               --------------

FINANCIAL (DIVERSIFIED)--5.4%
CIT Group, Inc. (The) Class A...........              222,500       8,165,750
Citigroup, Inc..........................              599,801      29,480,219
Freddie Mac.............................              172,000      11,317,600
Heller Financial, Inc...................              175,500       5,600,205

                       See Notes to Financial Statements                      41

Phoenix-Oakhurst Balanced Fund

                                                      SHARES       VALUE
                                                     --------  --------------
FINANCIAL (DIVERSIFIED)--CONTINUED
Morgan Stanley Dean Witter & Co.........              291,800  $   18,322,122
                                                               --------------
                                                                   72,885,896
                                                               --------------

FOODS--0.4%
Dean Foods Co...........................               85,000       3,145,000
Suiza Foods Corp.(b)....................               55,000       2,549,250
                                                               --------------
                                                                    5,694,250
                                                               --------------
HEALTH CARE (DIVERSIFIED)--0.8%
Bristol-Myers Squibb Co.................              195,500      10,948,000

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.7%
Pfizer, Inc.............................              517,400      22,403,420

HEALTH CARE (GENERIC AND OTHER)--0.5%
King Pharmaceuticals, Inc.(b)...........              170,800       7,195,804

HEALTH CARE (HOSPITAL MANAGEMENT)--0.5%
HCA- Healthcare Co. (The)...............               97,800       3,784,860
Health Management Associates, Inc. Class
A(b)....................................              129,200       2,315,264
                                                               --------------
                                                                    6,100,124
                                                               --------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.7%
Bard (C.R.), Inc........................              160,700       7,072,407
Beckman Coulter, Inc....................               78,800       2,801,340
                                                               --------------
                                                                    9,873,747
                                                               --------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.4%
Kimberly-Clark Corp.....................               89,000       5,286,600

INSURANCE (MULTI-LINE)--1.7%
American International Group, Inc.......              282,300      23,092,140

MANUFACTURING (DIVERSIFIED)--2.1%
Tyco International Ltd..................              534,700      28,536,939
OFFICE EQUIPMENT & SUPPLIES--0.3%
Miller (Herman), Inc....................              166,700       4,425,885
OIL & GAS (DRILLING & EQUIPMENT)--0.9%
Baker Hughes, Inc.......................               72,400       2,844,596
Schlumberger Ltd........................               37,100       2,459,730
Tidewater, Inc..........................               89,000       4,171,430
Transocean Sedco Forex, Inc.............               51,699       2,806,222
                                                               --------------
                                                                   12,281,978
                                                               --------------

OIL & GAS (EXPLORATION & PRODUCTION)--0.6%
Anadarko Petroleum Corp.................               60,000       3,877,200

                                                      SHARES       VALUE
                                                     --------  --------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Unocal Corp.............................              105,400  $    4,022,064
                                                               --------------
                                                                    7,899,264
                                                               --------------

OIL (DOMESTIC INTEGRATED)--0.4%
Conoco, Inc. Class A....................              182,000       5,512,780

OIL (INTERNATIONAL INTEGRATED)--1.4%
Chevron Corp............................               93,300       9,009,048
Exxon Mobil Corp........................              109,900       9,737,140
                                                               --------------
                                                                   18,746,188
                                                               --------------

PAPER & FOREST PRODUCTS--0.3%
International Paper Co..................              104,000       4,074,720

RETAIL (COMPUTERS & ELECTRONICS)--2.1%
Best Buy Co., Inc.(b)...................              112,800       6,209,640
RadioShack Corp.........................              230,900       7,072,467
Tech Data Corp.(b)......................              419,700      14,630,742
                                                               --------------
                                                                   27,912,849
                                                               --------------

RETAIL (DRUG STORES)--0.4%
Caremark Rx, Inc.(b)....................              358,700       5,685,395

RETAIL (FOOD CHAINS)--0.5%
Safeway, Inc.(b)........................              131,700       7,151,310

RETAIL (GENERAL MERCHANDISE)--1.2%
Wal-Mart Stores, Inc....................              314,100      16,251,534

SAVINGS & LOAN COMPANIES--0.2%
Golden State Bancorp, Inc...............              103,800       3,093,240

SERVICES (ADVERTISING/MARKETING)--0.6%
Lamar Advertising Co.(b)................              192,000       7,420,800

SERVICES (COMMERCIAL & CONSUMER)--1.7%
Cendant Corp.(b)........................              570,000      10,111,800
Crown Castle International Corp.(b).....              303,400       7,430,266
Viad Corp...............................              242,600       6,031,036
                                                               --------------
                                                                   23,573,102
                                                               --------------

SERVICES (DATA PROCESSING)--1.2%
CheckFree Corp.(b)......................               82,100       3,270,864
Fiserv, Inc.(b).........................              232,800      12,883,152
                                                               --------------
                                                                   16,154,016
                                                               --------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.0%
WorldCom, Inc.(b).......................                    1              12

TELEPHONE--1.3%
SBC Communications, Inc.................              262,300      10,819,875

42                     See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                                      SHARES       VALUE
                                                     --------  --------------
TELEPHONE--CONTINUED
Verizon Communications, Inc.............              121,000  $    6,663,470
                                                               --------------
                                                                   17,483,345
                                                               --------------

TEXTILES (APPAREL)--0.6%
Jones Apparel Group, Inc.(b)............               83,300       3,310,342
Liz Claiborne, Inc......................               87,700       4,311,332
                                                               --------------
                                                                    7,621,674
                                                               --------------

TRUCKERS--0.6%
United Parcel Service, Inc. Class B.....              138,400       7,951,080
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $594,636,900)                                    757,698,860
-----------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.5%

COMMUNICATIONS EQUIPMENT--0.1%
Nortel Networks Corp. (Canada)..........              124,100       1,898,730
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
Elan Corp. PLC ADR (Ireland)(b).........              102,400       5,135,360
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,534,419)                                        7,034,090
-----------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS--1.3%
S&P 500 Depository Receipts.............              143,500      17,924,585
-----------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $18,854,987)                                      17,924,585
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.8%
(IDENTIFIED COST $1,149,337,396)                                1,318,507,131
-----------------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          ---------  --------  --------------
SHORT-TERM OBLIGATIONS--2.3%

COMMERCIAL PAPER--2.3%
Abbott Laboratories, Inc. 4.42%,
5/1/01..................................    A-1+     $  5,235  $    5,235,000

Koch Industries, Inc. 4.68%, 5/1/01.....    A-1+        9,715       9,715,000

Wisconsin Electric Power Co. 4.45%,
5/7/01..................................    A-1+          140         139,896

Schering Corp. 4.46%, 5/8/01............    A-1+        5,010       5,005,655

Honeywell International, Inc. 4.97%,
5/9/01..................................    A-1+        5,955       5,948,423

Special Purpose Accounts Receivable
Cooperative Corp. 5%, 5/9/01............    A-1+        1,465       1,463,372

Delaware Funding Corp. 4.97%, 5/16/01...    A-1+        3,820       3,812,090
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $31,319,436)                                      31,319,436
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $1,180,656,832)                       1,349,826,567(a)
Other assets and liabilities, net--(0.1%)                   (815,982)
                                                      --------------
NET ASSETS--100.0%                                    $1,349,010,585
                                                      ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $205,399,929 and gross depreciation of $39,453,046 for federal income tax purposes. At April 30, 2001, the aggregate cost of securities for federal income tax purpose was $1,183,879,684.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities amounted to a value of $24,436,626 or 1.8% of net assets.
(d)  As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements                      43

Phoenix-Oakhurst Balanced Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  including $39,961,010 of securities on loan
  (Identified cost $1,180,656,832)                            $1,349,826,567
Short-term investments held as collateral for loaned
  securities                                                      40,850,425
Cash                                                                   8,474
Receivables
  Investment securities sold                                      12,524,015
  Dividends and interest                                           6,512,094
  Fund shares sold                                                   356,547
  Receivable from adviser                                              4,598
Prepaid expenses                                                       2,889
                                                              --------------
    Total assets                                               1,410,085,609
                                                              --------------
LIABILITIES
Payables
  Collateral on securities loaned                                 40,850,425
  Investment securities purchased                                 17,315,057
  Fund shares repurchased                                          1,468,607
  Investment advisory fee                                            579,902
  Transfer agent fee                                                 405,635
  Distribution fee                                                   289,404
  Financial agent fee                                                 38,901
  Trustees' fee                                                       10,261
Accrued expenses                                                     116,832
                                                              --------------
    Total liabilities                                             61,075,024
                                                              --------------
NET ASSETS                                                    $1,349,010,585
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,197,715,717
Undistributed net investment income                                3,423,024
Accumulated net realized loss                                    (21,297,891)
Net unrealized appreciation                                      169,169,735
                                                              --------------
NET ASSETS                                                    $1,349,010,585
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,315,548,253)             87,841,653
Net asset value per share                                             $14.98
Offering price per share $14.98/(1-5.75%)                             $15.89
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $33,462,332)                 2,241,564
Net asset value and offering price per share                          $14.93

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   20,874,613
Dividends                                                          4,073,950
Security lending                                                      50,666
Foreign taxes withheld                                                  (324)
                                                              --------------
    Total investment income                                       24,998,905
                                                              --------------
EXPENSES
Investment advisory fee                                            3,652,645
Distribution fee, Class A                                          1,660,556
Distribution fee, Class B                                            167,164
Financial agent fee                                                  232,810
Transfer agent                                                     1,002,666
Printing                                                             271,239
Custodian                                                             78,302
Professional                                                          21,421
Registration                                                          16,157
Trustees                                                              12,273
Miscellaneous                                                         24,076
                                                              --------------
    Total expenses                                                 7,139,309
    Custodian fees paid indirectly                                    (4,218)
                                                              --------------
    Net expenses                                                   7,135,091
                                                              --------------
NET INVESTMENT INCOME                                             17,863,814
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (19,659,938)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (15,750,208)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (35,410,146)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (17,546,332)
                                                              ==============

44                     See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                              Ended
                                             4/30/01        Year Ended
                                           (Unaudited)       10/31/00
                                          --------------  --------------
FROM OPERATIONS
  Net investment income (loss)            $   17,863,814  $   39,073,269
  Net realized gain (loss)                   (19,659,938)    170,400,716
  Net change in unrealized appreciation
    (depreciation)                           (15,750,208)   (101,690,412)
                                          --------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (17,546,332)    107,783,573
                                          --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (23,129,862)    (37,204,681)
  Net investment income, Class B                (361,764)       (712,273)
  Net realized gains, Class A               (166,274,729)    (92,529,024)
  Net realized gains, Class B                 (4,155,427)     (2,315,976)
                                          --------------  --------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (193,921,782)   (132,761,954)
                                          --------------  --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,412,814 and 2,417,466 shares,
    respectively)                             21,336,433      42,484,505
  Net asset value of shares issued from
    reinvestment of distributions
    (12,241,183 and 6,969,502 shares,
    respectively)                            178,207,938     121,515,449
  Cost of shares repurchased (6,547,554
    and 15,755,639 shares, respectively)    (100,699,944)   (277,625,446)
                                          --------------  --------------
Total                                         98,844,427    (113,625,492)
                                          --------------  --------------
CLASS B
  Proceeds from sales of shares (244,332
    and 207,429 shares, respectively)          3,646,809       3,630,967
  Net asset value of shares issued from
    reinvestment of distributions
    (293,855 and 164,554 shares,
    respectively)                              4,268,513       2,857,773
  Cost of shares repurchased (307,704
    and 523,758 shares, respectively)         (4,635,504)     (9,169,774)
                                          --------------  --------------
Total                                          3,279,818      (2,681,034)
                                          --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       102,124,245    (116,306,526)
                                          --------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS     (109,343,869)   (141,284,907)
NET ASSETS
  Beginning of period                      1,458,354,454   1,599,639,361
                                          --------------  --------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $3,423,024 AND $9,050,836,
    RESPECTIVELY]                         $1,349,010,585  $1,458,354,454
                                          ==============  ==============

                       See Notes to Financial Statements                      45

Phoenix-Oakhurst Balanced Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                                    --------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED OCTOBER 31,
                                                      4/30/01         --------------------------------------------
                                                    (UNAUDITED)             2000             1999             1998
Net asset value, beginning of period                $    17.63        $    17.92       $    16.29       $    18.07
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                            0.21              0.47             0.40             0.42
  Net realized and unrealized gain (loss)                (0.49)             0.77             2.25             0.90
                                                    ----------        ----------       ----------       ----------
      TOTAL FROM INVESTMENT OPERATIONS                   (0.28)             1.24             2.65             1.32
                                                    ----------        ----------       ----------       ----------
LESS DISTRIBUTIONS
  Dividends from net investment income                   (0.28)            (0.44)           (0.39)           (0.40)
  Dividends from net realized gains                      (2.09)            (1.09)           (0.63)           (2.70)
                                                    ----------        ----------       ----------       ----------
      TOTAL DISTRIBUTIONS                                (2.37)            (1.53)           (1.02)           (3.10)
                                                    ----------        ----------       ----------       ----------
Change in net asset value                                (2.65)            (0.29)            1.63            (1.78)
                                                    ----------        ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                      $    14.98        $    17.63       $    17.92       $    16.29
                                                    ==========        ==========       ==========       ==========
Total return(1)                                          (1.10)%(4)         7.13%           16.73%            8.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $1,315,548        $1,423,113       $1,561,026       $1,548,475

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                      1.03%(2)(3)       1.00%(2)         0.97%(2)         0.97%
  Net investment income                                   2.64%(3)          2.55%            2.19%            2.41%
Portfolio turnover rate                                     28%(4)            50%              57%             138%

                                                         CLASS A
                                               ---------------------------

                                                 YEAR ENDED OCTOBER 31,
                                               ---------------------------
                                                     1997             1996
Net asset value, beginning of period           $    17.56       $    17.04
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.48             0.48
  Net realized and unrealized gain (loss)            2.38             1.46
                                               ----------       ----------
      TOTAL FROM INVESTMENT OPERATIONS               2.86             1.94
                                               ----------       ----------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.48)           (0.49)
  Dividends from net realized gains                 (1.87)           (0.93)
                                               ----------       ----------
      TOTAL DISTRIBUTIONS                           (2.35)           (1.42)
                                               ----------       ----------
Change in net asset value                            0.51             0.52
                                               ----------       ----------
NET ASSET VALUE, END OF PERIOD                 $    18.07       $    17.56
                                               ==========       ==========
Total return(1)                                     18.04%           12.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $1,702,385       $1,897,306
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 0.98%            1.01%
  Net investment income                              2.65%            2.74%
Portfolio turnover rate                               206%             191%

                                                                               CLASS B
                                                    --------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED OCTOBER 31,
                                                      4/30/01         --------------------------------------------
                                                    (UNAUDITED)             2000             1999             1998
Net asset value, beginning of period                $    17.52        $    17.85       $    16.25       $    18.04
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                            0.16              0.33             0.27             0.30
  Net realized and unrealized gain (loss)                (0.49)             0.77             2.24             0.90
                                                    ----------        ----------       ----------       ----------
      TOTAL FROM INVESTMENT OPERATIONS                   (0.33)             1.10             2.51             1.20
                                                    ----------        ----------       ----------       ----------
LESS DISTRIBUTIONS
  Dividends from net investment income                   (0.17)            (0.34)           (0.28)           (0.29)
  Dividends from net realized gains                      (2.09)            (1.09)           (0.63)           (2.70)
                                                    ----------        ----------       ----------       ----------
      TOTAL DISTRIBUTIONS                                (2.26)            (1.43)           (0.91)           (2.99)
                                                    ----------        ----------       ----------       ----------
Change in net asset value                                (2.59)            (0.33)            1.60            (1.79)
                                                    ----------        ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                      $    14.93        $    17.52       $    17.85       $    16.25
                                                    ==========        ==========       ==========       ==========
Total return(1)                                          (1.44)%(4)         6.29%           15.84%            7.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $33,462           $35,242          $38,613          $32,988

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                      1.78%(2)(3)       1.75%(2)         1.72%(2)         1.72%
  Net investment income                                   1.89%(3)          1.80%            1.45%            1.66%
Portfolio turnover rate                                     28%(4)            50%              57%             138%

                                                         CLASS B
                                               ---------------------------

                                                 YEAR ENDED OCTOBER 31,
                                               ---------------------------
                                                     1997             1996
Net asset value, beginning of period           $    17.54       $    17.01
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.35             0.35
  Net realized and unrealized gain (loss)            2.37             1.47
                                               ----------       ----------
      TOTAL FROM INVESTMENT OPERATIONS               2.72             1.82
                                               ----------       ----------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.35)           (0.36)
  Dividends from net realized gains                 (1.87)           (0.93)
                                               ----------       ----------
      TOTAL DISTRIBUTIONS                           (2.22)           (1.29)
                                               ----------       ----------
Change in net asset value                            0.50             0.53
                                               ----------       ----------
NET ASSET VALUE, END OF PERIOD                 $    18.04       $    17.54
                                               ==========       ==========
Total return(1)                                     17.13%           11.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $30,216          $26,209
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.73%            1.76%
  Net investment income                              1.90%            1.96%
Portfolio turnover rate                               206%             191%

(1)  Maximum sales charge is not reflected in total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Annualized.
(4)  Not annualized.

46                     See Notes to Financial Statements

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Effective November 16, 2000, the Phoenix Series Fund (the "Trust") is organized as a Delaware business trust (prior to that date the Trust was organized as a Massachusetts business trust) and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund has distinct investment objectives. The Core Bond Fund is a diversified fund and seeks to provide both current income and capital appreciation. The Aggressive Growth Fund is a diversified Fund and seeks appreciation of capital through the use of aggressive investment techniques. The Capital Growth Fund is a diversified Fund and seeks a long-term appreciation of capital. The High Yield Fund is a diversified Fund and seeks to provide high current income. The Money Market Fund is a diversified Fund and seeks to provide as high a level of current income consistent with capital preservation and liquidity. The Balanced Fund is a diversified Fund and seeks to provide reasonable income, long-term capital growth and conservation of capital.

  Each Series offers both Class A and Class B shares and, additionally, Core Bond Fund, Aggressive Growth Fund, High Yield Fund, and Money Market Fund offer Class C shares. Class A shares of Aggressive Growth, Capital Growth and Balanced Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of Core Bond and High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  The Money Market Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

  Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2001, the total value of these securities represented approximately 8% and 5% of net assets of Core Bond Fund and High Yield Fund, respectively.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund, but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Trust to amortize premium and discount on all fixed income securities, and classify gains and losses on mortgage-and asset-backed securities presently included in realized gains and losses, as part of interest income. Upon initial adoption, the Trust will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles will not affect the Trust's net asset value, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The Trust expects that the impact of the adoption of these principles will not be material to the financial statements.

C. INCOME TAXES:

  Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each of the Funds, except the Core Bond and Money Market Fund, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. SECURITY LENDING:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

H. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. OPTIONS:

  The Trust, except for the Core Bond and Money Market Fund, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund, except for the Core Bond and Money Market Fund, may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2001, the Trust had no options.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. FORWARD CONTRACT LOAN TRANSACTIONS:
  The Trust may use forward contract loan transactions to gain exposure to the syndicated loan market. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the underlying loans.

L. SWAP AGREEMENTS:

  The Funds, except the Core Bond and Money Market Funds, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the funds with another party of their respective commitments to pay or receive interest or foreign currency. (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.) Total return swap agreements involve commitments to pay interest in exchange for a market linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the fund will receive a payment or make a payment to the counterparty. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the funds custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

  At April 30, 2001, the High Yield Fund had the following swap agreements outstanding:

                                                              Unrealized
                                                             Appreciation
Notional Amount                                             (Depreciation)
---------------                                             --------------
Cross Currency Swaps
  $4,200,000...   Agreement with Morgan Stanley Capital         $976,666
                  Services Inc. terminating on November 1,
                  2004 to receive interest at 13.26% in
                  exchange for payment of 11.25% on EUR
                  4,000,000
  $9,267,000...   Agreement with Morgan Stanley Capital       $2,014,500
                  Services Inc. terminating on
                  November 15, 2006 to receive interest at
                  11.07% in exchange for payment of 9.25%
                  on EUR 9,000,000
  $4,890,000...   Agreement with Morgan Stanley Capital         $943,273
                  Services Inc. terminating on March 15,
                  2008 to receive interest at 12.82% in
                  exchange for payment of 10.75% on EUR
                  5,000,000
 Credit Default Swaps
  $5,000,000...   Agreement with Goldman Sachs                  $320,000
                  International dated December 6, 2000 to
                  receive 7.5% per year times the notional
                  amount. The fund pays only upon a
                  default event of Global Crossing
                  Holdings, Ltd., the notional amount
                  times the difference between the
                  reference amount and the market value of
                  Global Crossing Holdings, Ltd. 9.625%
                  bond due December 11, 2002
  $5,000,000...   Agreement with Goldman Sachs                 ($390,000)
                  International dated February 20, 2001 to
                  receive 4% per year times the notional
                  amount. The fund pays only upon a
                  default event of Telewest Communications
                  PLC, the notional amount times the
                  difference between the reference amount
                  and the market value of Telewest
                  Communications PLC 0% bond due April 15,
                  2009
  $2,700,000...   Agreement with Goldman Sachs                 ($225,000)
                  International dated January 12, 2001 to
                  receive 4.3% per year times the notional
                  amount. The fund pays only upon a
                  default event of NTL Communications
                  Corp., the notional amount times the
                  difference between the reference amount
                  and the market value of NTL
                  Communications Corp. 9.75% bond due
                  May 1, 2009
  $5,000,000...   Agreement with Deutsche Bank dated            ($69,893)
                  March 12, 2001 to receive 2.76% per
                  year times the notional amount. The fund
                  pays only upon a default event of United
                  Mexican States, the notional amount
                  times the difference between the
                  reference amount and the market value of
                  United Mexican States 11.375% bond due
                  September 15, 2016
                                                              ----------
                                                              $3,569,546
                                                              ==========

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for their services to the Trust, the Advisers, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd., which is an indirect wholly-owned subsidiary of PHL are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:

                                          1st $1    $1-2      $2+
Series                                    Billion  Billion  Billion
------                                    -------  -------  -------
Core Bond Fund..........................   0.45%    0.40%    0.35%
Aggressive Growth Fund..................   0.70%    0.65%    0.60%
Capital Growth Fund.....................   0.70%    0.65%    0.60%
High Yield Fund.........................   0.65%    0.60%    0.55%
Money Market Fund.......................   0.40%    0.35%    0.30%
Balanced Fund...........................   0.55%    0.50%    0.45%

  DPIM serves as investment adviser for the Core Bond Fund and PIC serves as investment advisor for the remaining funds within the Trust.

  The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares, 1.60% for Class B shares and 1.85% for Class C shares of the average of the aggregate daily net asset value.

  Roger Engemann & Associates, Inc. ("REA") is the subadvisor to the Aggressive Growth Fund and Capital Growth Fund. For its services, REA is paid a fee by the Adviser equal to 0.40% of the average daily net assets of the Aggressive Growth Fund up to $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million and a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PHL.

  Phoenix Equity Planning Corporation (PEPCO), an indirect wholly-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $140,178 for Class A shares, deferred sales charges of $276,909 for Class B shares and $22,418 for Class C shares, for the six months ended April 30, 2001. In addition, each Series except the Money Market Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund; the distribution fee for the Money Market Fund is 0%, 0.75% and 1.00% for Class A, Class B and Class C, respectively. The distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 2001, $1,367,145 was earned by the Distributor, $4,630,181 was earned by unaffiliated participants, and $590,426 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  For the six months ended April 30, 2001, the Trust paid PXP Securities Corp., a wholly owned subsidiary of Phoenix Investment Partners Ltd., brokerage commissions of $79,208 in connection with portfolio transactions effected by it.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended April 30, 2001, financial agent fees were $985,724, of which PEPCO received $108,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company ("State Street") as sub-transfer agent. For the six months ended April 30, 2001, transfer agent fees were $3,876,466 of which PEPCO retained $1,589,100 which is net of fees paid to State Street.

  At April 30, 2001, PHL and affiliates held Trust shares which aggregated the following:

                                                      Aggregate
                                                      Net Asset
                                            Shares      Value
                                          ----------  ----------
Core Bond Fund, Class A.................        374   $    3,392
Core Bond Fund, Class C.................     12,194      110,356
Aggressive Growth Fund, Class B.........     12,467      203,461
Aggressive Growth Fund, Class C.........      5,133       83,771
High Yield Fund, Class A................        566        3,487
Money Market Fund, Class A..............  7,028,702    7,028,702
Money Market Fund, Class C..............    106,896      106,896

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended April 30, 2001 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                           Purchases       Sales
                                          ------------  ------------
Core Bond Fund..........................  $ 27,206,176  $ 10,473,458
Agressive Growth Fund...................   369,288,519   349,698,378
Capital Growth Fund.....................   569,426,074   651,848,817
High Yield Fund.........................   158,279,846   180,691,094
Balanced Fund...........................   289,566,070   310,925,197

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

  Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 2001, aggregated the following:

                                           Purchases      Sales
                                          -----------  ------------
Core Bond Fund..........................  $95,117,394  $112,966,587
Balanced Fund...........................   88,697,984    93,306,734

4. FORWARD CURRENCY CONTRACTS

  As of April 30, 2001 the High Yield Fund had entered into the following forward currency contract which contractually obligates the Fund to receive currency at the specified date:

                                                                    Net
                                                                 Unrealized
                                      Settlement                Appreciation
Contract to receive  In Exchange for     Date        Value     (Depreciation)
-------------------  ---------------  ----------  -----------  --------------
Euros 36,012,000..   US$ 34,805,598      6/7/01   $31,953,677   $(2,851,921)

5. CREDIT RISK
  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

  High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

6. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryforwards which may be used to offset future capital gains.

                                           Core Bond    High Yield
Expiration Date                              Fund          Fund
---------------                           -----------  ------------
2002....................................  $ 5,893,108  $ 14,103,053
2003....................................           --    46,929,335
2004....................................    2,433,827            --
2006....................................           --     1,533,950
2007....................................    6,429,814    38,223,988
2008....................................    8,192,130    27,836,216
                                          -----------  ------------
Total...................................  $22,948,879  $128,626,542
                                          ===========  ============

This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETINGS (UNAUDITED)

A special meeting of Shareholders of Phoenix Series Fund (the "Trust") was held on November 16, 2000 to approve the following matters:

      1. Approve an Agreement and Plan of Reorganization which provides for the reorganization of the Trust into a Delaware business trust.
      2. Amend the fundamental investment restriction of each Fund regarding diversification.
      3. Amend the fundamental investment restriction of each Fund regarding concentration.
      4. Amend the fundamental investment restriction of each Fund regarding borrowing.
      5. Amend the fundamental investment restriction of each Fund regarding the issuance of senior securities.
      6. Amend the fundamental investment restriction of each Fund regarding underwriting.
      7. Amend the fundamental investment restriction of each Fund regarding investing in real estate.
      8. Amend the fundamental investment restriction of each Fund regarding investing in commodities.
      9. Amend the fundamental investment restriction of each Fund regarding lending.
     10. Eliminate the fundamental investment restriction of each Fund regarding joint trading.
     11. Eliminate the fundamental investment restriction of each Fund regarding pledging of assets.
     12. Eliminate the fundamental investment restriction of each Fund regarding short sales.
     13. Eliminate the fundamental investment restriction of each Fund regarding the purchase of securities on margin.
     14. Eliminate the fundamental investment restriction of each Fund regarding officer or trustee ownership of securities.
     15. Eliminate the fundamental investment restriction of each Fund regarding the purchase of securities of other investment companies.
     16. Eliminate the fundamental investment restriction of each Fund regarding investing in companies for the purpose of exercising management or control.
     17. Eliminate the fundamental investment restriction of each Fund regarding investing in oil, gas or other mineral exploration or development programs.
     18. Eliminate the fundamental investment restriction of each Fund regarding investing in and writing puts, calls and straddles.

     19. Eliminate the fundamental investment restriction of each Fund regarding the purchase of illiquid securities.
     20. Eliminate the fundamental investment restriction of each Fund regarding securities lending.
     21. Eliminate the fundamental investment restriction of each Fund regarding the purchase of securities of unseasoned issuers.
    22a. For Phoenix-Engemann Aggressive Growth Fund Shareholders only, to approve an agreement between the Trust and Phoenix
          Investment Counsel, Inc. ("Phoenix").
    22b. For Phoenix-Engemann Aggressive Growth Fund Shareholders only, to approve an amendment to the subadvisory agreement between the Phoenix and Roger Engemann & Associates, Inc.

On the record date for this meeting, the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

                                            SHARES     PERCENTAGE PRESENT
CLASS OF SHARES                           OUTSTANDING       BY PROXY
---------------                           -----------  ------------------
Phoenix Series Fund (Items 1-21)          482,244,599          54.72%
Phoenix-Engemann Aggressive Growth Fund
  (Items 22a and 22b)                      21,275,831          52.55%

NUMBER OF VOTES

                                                                                     DELIVERED
                                                    FOR       AGAINST     ABSTAIN    NOT VOTED
                                                -----------  ----------  ----------  ---------
  1.  Approve an Agreement and Plan of          234,239,013   7,559,018  22,095,680     N/A
      Reorganization which provides for the
      reorganization of the Trust into a
      Delaware business trust.
  2.  Amend the fundamental investment          228,493,446  13,365,430  22,034,835     N/A
      restriction of each Fund regarding
      diversification.
  3.  Amend the fundamental investment          228,556,581  13,233,084  22,104,046     N/A
      restriction of each Fund regarding
      concentration.
  4.  Amend the fundamental investment          227,649,523  14,192,413  22,051,775     N/A
      restriction of each Fund regarding
      borrowing.
  5.  Amend the fundamental investment          227,913,898  13,753,149  22,226,664     N/A
      restriction of each Fund regarding the
      issuance of senior securities.

                                                                                     DELIVERED
                                                    FOR       AGAINST     ABSTAIN    NOT VOTED
                                                -----------  ----------  ----------  ---------
  6.  Amend the fundamental investment          228,474,188  13,255,030  22,164,493     N/A
      restriction of each Fund regarding
      underwriting.
  7.  Amend the fundamental investment          228,281,567  13,621,101  21,991,043     N/A
      restriction of each Fund regarding
      investing in real estate.
  8.  Amend the fundamental investment          227,111,940  14,626,614  22,156,157     N/A
      restriction of each Fund regarding
      investing in commodities.
  9.  Amend the fundamental investment          227,647,114  14,240,063  22,006,534     N/A
      restriction of each Fund regarding
      lending.
 10.  Eliminate the fundamental investment      228,643,578  12,903,257  22,346,876     N/A
      restriction of each Fund regarding joint
      trading.
 11.  Eliminate the fundamental investment      227,643,708  14,326,787  21,923,216     N/A
      restriction of each Fund regarding
      pledging of assets.
 12.  Eliminate the fundamental investment      227,935,033  14,090,307  21,868,371     N/A
      restriction of each Fund regarding short
      sales.
 13.  Eliminate the fundamental investment      227,379,238  14,726,798  21,687,675     N/A
      restriction of each Fund regarding the
      purchase of securities on margin.
 14.  Eliminate the fundamental investment      227,606,543  14,265,980  22,021,188     N/A
      restriction of each Fund regarding
      officer or trustee ownership of
      securities.
 15.  Eliminate the fundamental investment      228,519,402  13,498,476  21,875,833     N/A
      restriction of each Fund regarding the
      purchase of securities of other
      investment companies.
 16.  Eliminate the fundamental investment      228,080,320  13,884,737  21,928,654     N/A
      restriction of each Fund regarding
      investing in companies for the purpose
      of exercising management or control.
 17.  Eliminate the fundamental investment      228,677,314  13,338,308  21,888,089     N/A
      restriction of each Fund regarding
      investing in oil, gas or other mineral
      exploration or development programs.
 18.  Eliminate the fundamental investment      227,527,599  14,315,914  22,050,198     N/A
      restriction of each Fund regarding
      investing in and writing puts, calls and
      straddles.

                                                                                     DELIVERED
                                                    FOR       AGAINST     ABSTAIN    NOT VOTED
                                                -----------  ----------  ----------  ---------
 19.  Eliminate the fundamental investment      227,562,670  14,291,429  22,039,612     N/A
      restriction of each Fund regarding the
      purchase of illiquid securities.
 20.  Eliminate the fundamental investment      227,429,683  14,514,919  21,949,109     N/A
      restriction of each Fund regarding
      securities lending.
 21.  Eliminate the fundamental investment      227,460,493  14,496,188  21,937,030     N/A
      restriction of each Fund regarding the
      purchase of securities of unseasoned
      issuers.
22a.  For Phoenix-Engemann Aggressive Growth      9,675,423     676,711     741,034     86,718
      Fund Shareholders only, to approve an
      amendment to the investment advisory
      agreement between the Trust and Phoenix
      Investment Counsel, Inc. ("Phoenix").
22b.  For Phoenix-Engemann Aggressive Growth      9,703,578     668,386     721,204     86,718
      Fund Shareholders only, to approve an
      amendment to the subadvisory agreement
      between Phoenix and Roger Engemann &
      Associates, Inc.

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.
OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Malcolm Axon, Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Christopher J. Kelleher, Vice President
Paul A. Lefurgey, Vice President
James E. Mair, Vice President
Timothy P. Norman, Vice President
Christopher J. Saner, Vice President
Julie L. Sapia, Vice President
Andrew Szabo, Vice President
John S. Tilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Bond Fund)
55 East Monroe Street
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-243-4361
Text Telephone                    1-800-243-1926
Web site                          www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford CT 06115-0480
                                                                     PRSRT STD
[LOGO]  PHOENIX                                                    U.S. Postage
        INVESTMENT PARTNERS                                            PAID
                                                                      Andrew
                                                                    Associates


For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.









PXP 395 (6/01)